                   As Filed with the Securities and Exchange
                        Commission on February 27, 2004

                                                     Registration No. 811-5473

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-2

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940                                                              /X/

      Amendment No. 19                                                     /X/

                     OPPENHEIMER MULTI-SECTOR INCOME TRUST

              (Exact Name of Registrant as Specified in Charter)

                          Two World Financial Center
                        225 Liberty Street-11th Floor
                        New York, New York 10281-1008

                   (Address of Principal Executive Offices)

                                 212-323-0250
-
                        (Registrant's Telephone Number)

                             ROBERT G. ZACK, ESQ.
                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street-11th Floor
                        New York, New York 10281-1008

                    (Name and Address of Agent for Service)

                                   FORM N-2

                     OPPENHEIMER MULTI-SECTOR INCOME TRUST

                             Cross Reference Sheet

Part A of
Form N-2
Item No.    Prospectus Heading

1    *
2    *
3    *
4    *
5    *
6    *
7    *
8    General Description of the Registrant
9    Management
10   Capital Stock, Long-Term Debt, and Other Securities
11   *
12   *
13   See Item 15 of the Statement of Additional Information

Part B of
Form N-2
Item No. Heading In Statement of Additional Information

14   Cover Page
15   Table of Contents
16   *
17   See Item 8 of the Prospectus
18   Management
19   Control Persons and Principal Holders of Securities
20   See Item 9 of the Prospectus
21   Brokerage Allocation and Other Practices
22   See Item 10 of the Prospectus
23   Financial Statements

* Not applicable or negative answer.

                                      8
                     OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

Item 1.     Outside Front Cover.

            Inapplicable.

Item 2.     Inside Front and Outside Back Cover Page.

            Inapplicable.

Item 3.     Fee Table and Synopsis

            Inapplicable.

Item 4.     Financial Highlights.

            Inapplicable.

Item 5.     Plan of Distribution.

            Inapplicable.

Item 6.     Selling Shareholders.

            Inapplicable.

Item 7.     Use of Proceeds.

            Inapplicable.

Item 8.     General Description of the Registrant.

      1.  Oppenheimer Multi-Sector Income Trust (the "Fund" or "Registrant")
is a closed-end diversified management investment company organized as a
Massachusetts business trust on February 22, 1988.

      2., 3., and 4.  The Fund's primary investment objective is high current income consistent with preservation of capital.  Its secondary objective is capital appreciation.  In seeking those objectives, under normal market conditions, the Fund will allocate its assets among seven sectors of the fixed-income securities market to take advantage of opportunities anticipated by OppenheimerFunds, Inc., the Fund's investment advisor (the "Manager"), which arise in particular sectors in various economic environments.  The
Manager's opinion as to such
opportunities will be based on various factors which may affect the levels of income which can be obtained from the different sectors, such as (i) the effect of interest rate changes, on a relative and absolute basis, on yields of securities in the particular sectors, (ii) the effect of changes in tax laws and other legislation affecting securities in the various sectors, (iii)
changes in the relative values of foreign currencies, and (iv) perceived strengths of the abilities of issuers in the various sectors to repay their obligations.

      The sectors in which the Fund invests are not divided by industry but instead differ by type of security and issuer and includes U.S. Government,
Corporate, International, Asset-Backed (including Mortgage-Backed),
Municipal, Convertible and Money Market sectors.  The Manager believes that investing the Fund's assets in a portfolio comprised of three or more sectors, as opposed to limiting investments to only one such sector, will enhance the Fund's ability to achieve high current income consistent with preservation of capital or seek capital appreciation.  The range of yields of the securities in each sector will differ from securities in the others both on an absolute and a relative basis.  It is not the intention of the Fund to always allocate its assets to the sector with the highest range of yields as this may not be consistent with preservation of capital.  The Manager will, however, monitor changes in relative yields of securities in the various sectors to help formulate its decisions on which sectors present attractive investment opportunities at a particular time.

      Historically, the markets for the sectors identified below have tended to behave somewhat independently and have at times moved in opposite directions.  For example, U.S. government securities (defined below) have generally been affected negatively by concerns about inflation that might result from increased economic activity.  Corporate debt securities and convertible securities, on the other hand, have generally benefited from increased economic activity due to the resulting improvement in the credit quality of corporate issuers which, in turn, has tended to cause a rise in the prices of common stock underlying convertible securities.  The converse has generally been true during periods of economic decline.  Similarly, U.S.
government securities can be negatively affected by a decline in the value of the dollar against foreign currencies, while the non-dollar denominated securities of foreign issuers held by U.S. investors have generally benefited from such decline.  Investments in short-term money market securities tend to decline less in value than long-term debt securities in periods of rising interest rates but do not rise as much in periods of declining rates.  At times the difference between yields on municipal securities and taxable securities does not fully reflect the tax advantage of municipal securities.
At such times investments in municipal securities tend to fare better in value than taxable investments because the yield differential generally can be expected to increase again to reflect the tax advantage.

      The Manager believes that when financial markets exhibit this lack of correlation, an active allocation of investments among these seven sectors can permit greater preservation of capital over the long term than would be obtained by investing permanently in any one sector.  To the extent that active allocation of investments among market sectors by the Manager is successful in preserving or increasing capital, the Fund's capacity to meet its primary objective of high current income should be enhanced over the longer term.  The Manager also will utilize certain other investment techniques, including options and futures, intended to enhance income and reduce market risk.

      The Fund can invest in securities in the Corporate, International,
Asset-Backed and Convertible Sectors which are in the lowest rating category of each of Standard & Poor's Rating Service ("Standard & Poor's") or Moody's
Investors Service, Inc. ("Moody's"), or Fitch, Inc. ("Fitch") or another nationally recognized rating organization, or which are unrated.  The description and characteristics of the lowest rating category are discussed in the description of the Corporate Sector.  In all other sectors, the Fund will not invest in securities rated lower than those considered investment grade, i.e. "Baa" by Moody's or "BBB" by Standard & Poor's, or Fitch.  See
"Investment Sectors in Which the Fund Invests" and Appendix A (Securities
Ratings) to the Statement of Additional Information.  Unrated securities will be of comparable quality to those that are rated, in the opinion of the
Manager.  The seven sectors of the fixed-income securities market in which the Fund can invest are:

-     The U.S. Government Sector, consisting of debt obligations of the U.S.
      government and its agencies and instrumentalities ("U.S. government securities");

-     The Corporate Sector, consisting of non-convertible debt obligations or preferred stock of U.S. corporate issuers and participation interests in senior, fully-secured loans made primarily to U.S. companies;

-     The International Sector, consisting of debt obligations (which may be denominated in foreign currencies) of foreign governments and their agencies and instrumentalities, certain supranational entities and foreign and U.S. companies;

-     The Asset-Backed Sector, consisting of undivided fractional interests in pools of consumer loans and participation interests in pools of residential mortgage loans;

-     The Municipal Sector, consisting of debt obligations of states, territories or possessions of the United States and the District of
      Columbia or their political subdivisions, agencies, instrumentalities or authorities;

-     The Convertible Sector, consisting of debt obligations and preferred stock of U.S. corporations which are convertible into common stock; and

-     The Money Market Sector, consisting of U.S. dollar-denominated debt obligations having a maturity of 397 days or less and issued by the
      U.S. government or its agencies, certain domestic banks or corporations; or certain foreign governments, agencies or banks; and
      repurchase agreements.

      Current income, preservation of capital and, secondarily, possible capital appreciation will be considerations in the allocation of assets among the seven investment sectors described above. The Manager anticipates that at all times Fund assets will be spread among three or more sectors.  Securities in the first six sectors above have maturities in excess of 397 days.  All securities denominated in foreign currencies will be considered as part of the International Sector, regardless of maturity.  The Fund can also invest in options and futures related to securities in each of the sectors.

INVESTMENT SECTORS IN WHICH THE FUND INVESTS

      The Fund's assets allocated to each of the sectors will be managed in accordance with the investment policies described above.  The Fund's portfolio might not always include all of the different types of investments described below.  The allocation among the different types of investments the
Fund is permitted to invest in will vary over time based on the Manager's evaluation of economic and market conditions.

The U.S. Government Sector

      Assets in this sector will be invested in U.S. government securities, which are obligations issued by or guaranteed by the United States government or its agencies or instrumentalities.  Certain of these obligations, including U.S. Treasury notes and bonds, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States.
Certain other U.S. government securities, issued or guaranteed by federal agencies or government-sponsored enterprises, are not supported by the full faith and credit of the United States.  These latter securities include obligations supported by the right of the issuer to borrow from the U.S.
Treasury, such as obligations of Federal Home Loan Banks, and obligations supported by the credit of the instrumentality, such as Federal National
Mortgage Association bonds.  The Manager will adjust the average maturity of the investments held in this sector from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates.  U.S. government securities are considered among the most creditworthy of fixed-income investments.
Because of this, the yields available from U.S. government securities are generally lower than the yields available from corporate debt securities.
Nevertheless, the values of U.S. government securities (like those of fixed-income securities generally) will change as interest rates fluctuate.

      Zero Coupon Treasury Securities.  The Fund can invest in "zero coupon"
Treasury securities which are (a) U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or (b)
certificates representing interests in such stripped debt obligations and coupons.  A zero coupon security pays no interest to its holder during its life.  Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distribution of interest.  Current federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment in cash on the security during the year.  The Fund will not invest more than 10% of its total assets at the time of purchase in zero coupon Treasury securities.

The Corporate Sector

      Assets allocated to this sector will be invested in secured or unsecured non-convertible preferred stock and corporate debt obligations, such as bonds, debentures and notes.  The Fund can also acquire participation interests, as described below.

      Ratings.  Certain corporate fixed-income securities in which the Fund can invest may be unrated or in the lower rating categories of recognized rating agencies, i.e., ratings below "Baa" by Moody's or below "BBB" by
Standard & Poor's.  Lower-rated securities, commonly called junk bonds, will involve greater volatility of price and risk of principal and income
(including a greater possibility of default or bankruptcy of the issuer of such securities) than securities in the higher rating categories.  The Fund's investments in lower-rated securities can not exceed 75% of the Fund's total assets, with no more than 50% of the Fund's total assets in lower-rated foreign securities (see "The International Sector," below).

      The Fund's ability to increase its investments in high-yield securities will enable it to seek higher investment return.  However, high-yield securities, whether rated or unrated, could be subject to greater market fluctuations and risks of loss of income and principal and could have less liquidity than lower yielding, higher-rated fixed-income securities.
Principal risks of high-yield securities include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination of the holder's claims to the prior claims of banks and other senior lenders in bankruptcy proceedings, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates, whereby the holder might receive redemption proceeds at times when only lower-yielding portfolio securities are available for investment, (v) the possibility that earnings of the issuer can be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn.

The International Sector

      The assets allocated to this sector will be invested in debt obligations (which may either be denominated in U.S. dollars or in non-U.S.
currencies), issued or guaranteed by foreign corporations, certain supranational entities (described below), and foreign governments or their agencies or instrumentalities, and in debt obligations issued by U.S.
corporations denominated in non-U.S. currencies.  All such securities are referred to as "foreign securities."  The Fund's investments in foreign lower-rated securities can not exceed 50% of the Fund's total assets.  The
Fund can invest in any country where the Manager believes there is a potential to achieve the Fund's investment objectives.  The Fund may not invest more than 15% of its total assets in foreign securities of any one country.

      The percentage of the Fund's assets that will be allocated to this sector will vary on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currencies to the U.S. dollar.  These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data.  The Fund's portfolio of foreign securities can include those of a number of foreign countries or, depending upon market conditions, those of a single country.

      The obligations of foreign governmental entities, including supranational entities, have various kinds of government support, and may or may not be supported by the full faith and credit of a foreign government.
Supranational entities include international organizations
designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.  Examples include the International Bank for
Reconstruction and Development (the World Bank), the European Coal and Steel
Community, the Asian Development Bank and the Inter-American Development
Bank.  The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.  Each supranational entity's lending activities are limited to a percentage of its total capital
(including "callable capital" contributed by members at the entity's call), reserves and net income.  There can be no assurance that foreign governments will be willing or able to honor their commitments.

      Investing in foreign securities involves considerations and possible risks not typically associated with investing in securities in the U.S.  The values of foreign securities investments will be affected by changes in currency rates or exchange control regulations or currency blockage, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations.  Costs will be incurred in connection with conversions between various currencies.  Foreign brokerage commissions are generally higher than commissions in the U.S. and foreign securities markets can be less liquid, more volatile and less subject to governmental supervision than in the U.S.  Investments in foreign countries could be affected by other factors not generally thought to be present in the U.S., including expropriation or nationalization, confiscatory taxation, lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. issues, and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods.  There could be less information publicly available about foreign issuers than about U.S. issuers.

      Because the Fund can purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S.
dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.  Because a portion of the
Fund's investment income can be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S.
dollars, and absorb the cost of currency fluctuations.  The Fund can engage in foreign currency exchange transactions for hedging purposes to protect against changes in future exchange rates.

      The values of foreign investments and the investment income derived from them can also be affected unfavorably by changes in currency exchange control regulations.  Although the Fund will invest only in securities denominated in foreign currencies that at the time of investment do not have government-imposed restrictions on conversion into U.S. dollars, there can be no assurance against subsequent imposition of currency controls.  In addition, the values of foreign fixed-income investments will fluctuate in response to changes in U.S. and foreign interest rates.

      Special Risks of Emerging Market Countries.  Investments in emerging market countries can involve further risks in addition to those identified above for investments in foreign securities.  Securities issued by emerging market countries and by companies located in those countries can be subject to extended settlement periods, whereby the Fund might not receive principal and/or income on a timely basis and its net asset value could be affected.
There can be a lack of liquidity for emerging market securities; interest rates and foreign currency exchange
rates could be more volatile; sovereign limitations on foreign investments may be more likely to be imposed; there can be significant balance of payment deficits; and their economies and markets can respond in a more volatile manner to economic changes than those of developed countries.

The Asset-Backed Sector

      Asset-Backed Securities.  The Fund can invest in securities that represent undivided fractional interests in pools of consumer loans, similar in structure to the mortgage-backed securities in which the Fund can invest described below.  Payments of principal and interest are passed through to holders of asset-backed securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other obligations.  The degree of credit enhancement varies and generally applies, until exhausted, to only a fraction of the asset-backed security's par value.  If the credit enhancement of any asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund can then experience losses or delays in receiving payment and a decrease in the value of the asset-backed security.

      The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement is exhausted.  The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying consumer loans by the individuals, and the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments that shorten the weighted average life of asset-backed securities and can lower their return in the same manner as described below for prepayments of a pool of mortgage loans underlying mortgage-backed securities.

      Private and U.S. Government Issued Mortgage-Backed Securities and CMOs.
The Fund can invest in securities that represent participation interests in pools of residential mortgage loans, including collateralized mortgage obligations (CMOs).  Some CMOs can be issued or guaranteed by agencies or instrumentalities of the U.S. government (for example, Ginnie Maes, Freddie
Macs and Fannie Maes).  Other CMOs are issued by private issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.  CMOs issued by such private issuers are not issued or guaranteed by the U.S. government or its agencies and are, therefore, also subject to credit risks.  Credit risk relates to the ability of the issuer or a debt security to make interest or principal payments on the security as they become due.  Securities issued or guaranteed by the U.S. government are subject to little, if any, credit risk because they are backed by the "full faith and credit of the U.S.
government," which in general terms means that the U.S. Treasury stands behind the obligation to pay interest and principal.

      The Fund's investments can include securities which represent participation interests in pools of residential mortgage loans which may be issued or guaranteed by private issuers or by agencies or instrumentalities of the U.S. government.  Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed or determinable amounts
(usually semi-annually) with principal payments at maturity or specified call dates.  Mortgage-backed securities provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments
(including any prepayments) made by the individual borrowers on the pooled mortgage loans.

      The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments.  The actual life of any particular pool will be shortened by unscheduled or early payments of principal and interest.  The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool.  The yield on such pools is usually computed by using the historical record of prepayments for that pool, or in the case of newly-issued mortgages, the prepayment history of similar pools.  The actual prepayment experience of a pool of mortgage loans can cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

      The price and yields to maturity of CMOs are, in part, determined by assumptions about cash-flows from the rate of payments of underlying mortgages.  However, changes in prevailing interest rates can cause the rate of prepayments of underlying mortgages to change.  In general, prepayments on fixed rate mortgage loans increase during periods of falling interest rates and decrease during periods of rising interest rates.  Faster than expected prepayments of underlying mortgages will reduce the market value and yield to maturity of issued CMOs.  If prepayments of mortgages underlying a short-term or intermediate-term CMO occur more slowly than anticipated because of rising interest rates, the CMO effectively can become a longer-term security.  The prices of long-term debt securities generally fluctuate more widely than those of shorter-term securities in response to changes in interest rates which, in turn, can result in greater fluctuations in the Fund's share prices.

      Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline.  When prevailing interest rates rise, the value of a pass-through security can decrease as do other debt securities, but, when prevailing interest rates decline, the value of pass-through securities is not likely to rise on a comparable basis with other debt securities because of the pre-payment feature of pass-through securities.  The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives can occur at higher or lower rates than the original investment, thus affecting the yield of the Fund.  Monthly interest payments received by the Fund have a compounding effect which can increase the yield to shareholders more than debt obligations that pay interest semi-annually.

      Because of those factors, mortgage-backed securities can be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates.  Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium
(i.e., a price in excess of principal amount) and can involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid.  The opposite is true for pass-through securities purchased at a discount.  The Fund can purchase mortgage-backed securities at a premium or at a discount.

      Some mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the
U.S. Treasury (e.g., direct pass-through certificates of the Government
National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. government (e.g., obligations of Federal Home Loan
Banks); and some are backed by only the credit of the issuer itself (e.g., obligations of the Federal National Mortgage Association).  Such guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the value of the Fund's shares.

o     Forward Rolls.  The Fund can enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls").  In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price.  The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.
Proceeds from the sale are invested in short-term instruments, such as repurchase agreements.  The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

      The Fund will only enter into "covered" rolls.  To assure its future payment of the purchase price, the Fund will identify liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold.  It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

      Interest Rate Risks.  Although U.S. government securities involve little credit risk, their market values will fluctuate until they mature, depending on prevailing interest rates.  When prevailing interest rates go up, the market value of already issued debt securities tends to go down.
When interest rates go down, the market value of already issued debt securities tends to go up. The magnitude of those fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer.  Certain of the Fund's investments, such as I/Os, P/Os and mortgage-backed securities such as CMOs, can be very sensitive to interest rate changes and their values can be quite volatile.

      The Fund can invest in "stripped" mortgage-backed securities or CMOs.
Stripped mortgage-backed securities usually have two classes.  The classes receive different proportions of the interest and principal distributions on the pool of mortgage assets that act as collateral for the security.  In certain cases, one class will receive all of the interest payments (and is known as an "I/O"), while the other class will receive all of the principal value on maturity (and is known as a "P/O").

      The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages.  Principal prepayments increase that sensitivity.  Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages.  That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

      The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise.  The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

      Stripped securities are generally purchased and sold by institutional investors through investment banking firms.  At present, established trading markets have not yet developed for these securities.  Therefore, some stripped securities could be deemed "illiquid."  If the Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment limitations set forth under "Direct Placements and Other Illiquid
Securities."

      The Fund can also enter into "forward roll" transactions with banks or other buyers that provide for future delivery of the mortgage-backed securities in which the Fund can invest.  The Fund would be required to deposit liquid assets of any type, including equity and debt securities of any grade to its custodian bank in an amount equal to its purchase payment obligation under the roll.

      GNMA Certificates.  Certificates of the Government National Mortgage
Association ("GNMA Certificates") are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages.  The GNMA
Certificates that the Fund can purchase are of the "modified pass-through"
type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer"
and GNMA, regardless of whether the mortgagor actually makes the payment.

      The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the
Veterans Administration ("VA").  The GNMA guarantee is backed by the full faith and credit of the U.S. government.  GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities.  Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool.  Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

      FHLMC Securities.  The Federal Home Loan Mortgage Corporation ("FHLMC")
was created to promote development of a nationwide secondary market for conventional residential mortgages.  FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCS") and guaranteed mortgage certificates ("GMCs").  PCS resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool.  FHLMC guarantees timely monthly payment of interest on PCS and the ultimate payment of principal.

      GMCs also represent a pro rata interest in a pool of mortgages.
However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments.  The expected average life of these securities is approximately 10 years.  The FHLMC guarantee is not backed by the full faith and credit of the United States.

      FNMA Securities.  The Federal National Mortgage Association ("FNMA")
was established to create a secondary market in mortgages insured by the
FHA.  FNMA issues guaranteed mortgage pass-through certificates ("FNMA
Certificates").  FNMA Certificates resemble GNMA Certificates in that each
FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool.  FNMA guarantees timely payment of interest and principal on FNMA Certificates.  The FNMA guarantee is not backed by the full faith and credit of the United States.

The Municipal Sector

      The assets of this sector will be invested in obligations issued by or on behalf of states, territories or possessions of the United States and the
District of Columbia or their political subdivisions, agencies, instrumentalities or authorities (municipal bonds).  At the time of purchase, all securities in this sector will be rated within the four highest grades assigned by Moody's, Standard & Poor's, Fitch ("Baa" or better by Moody's or
"BBB" or better by Standard & Poor's), or another nationally recognized rating organization, or unrated securities which are of comparable quality in the opinion of the Manager.  Any income earned on municipal bonds which the
Fund distributes to shareholders would be treated as taxable income to such shareholders.

      The Fund does not expect to invest in municipal bonds for tax-exempt income to distribute to shareholders, but to take advantage of yield differentials with other debt securities, which can be reflected in bond prices, and thus reflect potential for capital appreciation.  Because municipal bonds are generally exempt from federal taxation they normally yield much less than taxable fixed-income securities.  At times, however, the yield differential narrows from its normal range.  This can occur, for example, when the demand for U.S. government securities substantially increases in times of economic stress or when investors seeking safety are willing to pay more for such securities thereby reducing the yield.  It also can occur when investors perceive a threat to the continuation of the tax-exempt status of municipal bonds through possible Congressional or State action.  When this happens, investors are not willing to pay as much for municipal bonds, thereby reducing prices and increasing their yield compared to taxable obligations.  If such situations occur, investments in the
Municipal Sector can be more attractive than other sectors even though such investments continue to offer lower yields than taxable securities because if the yield differential returns to normal ranges, the value of municipal bonds relative to taxable fixed-income securities will have increased, i.e.
depreciated less or appreciated more.  Such an investment would help the Fund achieve its objective of capital preservation or capital appreciation.  It would also help achieve its objective of high income because the Fund's net asset value per share would be higher than it otherwise would have been, thereby permitting it to earn additional income on those assets.

      Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets, and water and sewer works.  Other public purposes for which municipal bonds can be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.

      The two principal classifications of municipal bonds are (1) "general obligation" and (2) "revenue" (or "special tax") bonds.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest.  Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or project or, in a few cases, from the proceeds of a special excise or other tax but are not supported by the issuer's power to levy general taxes.  There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.  The yields of municipal bonds depend on, among other things, general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue, and are generally lower than those of taxable investments.

The Convertible Sector

      Assets allocated to this sector will be invested in securities (bonds, debentures, corporate notes, preferred stocks and units with warrants attached) which are convertible into common stock.  Common stock received upon conversion can be retained in the Fund's portfolio to permit orderly disposition or to establish a holding period to avoid possible adverse federal income tax consequences to the Fund or shareholders.

      Convertible securities can provide a potential for current income through interest and dividend payments and at the same time provide an opportunity for capital appreciation by virtue of their convertibility into common stock.  The rating requirements to which the Fund is subject when investing in corporate fixed-income securities and foreign securities (see above) also apply  to the Fund's investments in domestic and foreign convertible securities, respectively.

      Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, can entail less risk than the corporation's common stock.  The value of a convertible security is a function of its
"investment value" (its value without considering its conversion privilege)
and its "conversion value" (the security's worth if it were to be exchanged pursuant to its conversion privilege for the underlying security at the market value of the underlying security).

      To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise as with other fixed-income securities (the credit standing of the issuer and other factors may also have an effect on the convertible security's value).  If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value, which represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.  At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.  Convertible securities can be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objectives.

The Money Market Sector

      Assets in this sector will be invested in the following U.S.
dollar-denominated debt obligations maturing in 397 days or less:

      (1)   U.S. government securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

      (2)   Bank Obligations: Certificates of deposit, bankers' acceptances, loan participation agreements, time deposits, and letters of credit if they are payable in the United States or London,
            England, and are issued or guaranteed by a domestic or foreign bank having total assets in excess of $1 billion.

      (3)   Commercial Paper: Obligations rated "A-1," "A-2" or "A-3" by
            Standard & Poor's or Prime-1, Prime-2 or Prime-3 by Moody's or if
            not rated, issued by a corporation having an existing debt security rated "A" or better by Standard & Poor's or "A" or better by Moody's.

(4)   Corporate Obligations: Corporate debt obligations (including master demand notes but not including commercial paper) if they are issued by domestic corporations and are rated "A" or better by
            Standard & Poor's or "A" or better by Moody's or unrated
            securities which are of comparable quality in the opinion of the
            Manager.

      (5)   Other Obligations: Obligations of the type listed in (1) through
            (4) above, but not satisfying the standards set forth therein, if they are (a) subject to repurchase agreements or (b) guaranteed as to principal and interest by a domestic or foreign bank having total assets in excess of $1 billion, by a corporation whose commercial paper can be purchased by the Fund, or by a foreign government having an existing debt security rated "AA" or "Aa" or better.

      (6)   Board-Approved Instruments: Other short-term investments of a type which the Board determines presents minimal credit risks and which are of "high quality" as determined by any major rating service or, in the case of an instrument that is not rated, of comparable quality as determined by the Board.

      Bank time deposits can be non-negotiable until expiration and can impose penalties for early withdrawal.  Master demand notes are corporate obligations which permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower.  They permit daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full
amount provided by the note agreement, or to decrease the amount, and the borrower can prepay up to the full amount of the note without penalty.  These notes may or may not be backed by bank letters of credit.  Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.

      The Fund has no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, subject to policies established by the Board of Trustees, the
Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.  Investments in bank time deposits and master demand notes are subject to the investment limitation on securities that are not readily marketable set forth under "Special Investment Techniques -- Direct
Placements and Other Illiquid Securities."

      Because the Fund can invest in U.S. dollar-denominated securities of foreign banks and foreign branches of U.S. banks, the Fund can be subject to additional investment risks which can include future political and economic developments of the country in which the bank is located, possible imposition of withholding taxes on interest income payable on the securities, possible seizure or nationalization of foreign deposits, the possible establishment of exchange control regulations or the adoption of other governmental restrictions that might affect the payment of principal and interest on such securities.  Additionally, not all of the U.S. federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves, loan limits and promotion of financial soundness apply to foreign branches of domestic banks, and none of them apply to foreign banks.

SPECIAL INVESTMENT TECHNIQUES

      In conjunction with the investments in the seven sectors described above, the Fund can use the following special investment techniques, however, the Fund's portfolio might not always include all of the different types of investment described below.

Direct Placements and Other Illiquid Securities

      The Fund can invest up to 20% of its assets in securities purchased in direct placements which are subject to statutory or contractual restrictions and delays on resale (restricted securities). This policy does not limit the acquisition of restricted securities eligible for resale pursuant to Rule
144A under the Securities Act of 1933 that are determined to be liquid by the
Board of Trustees or the Manager under Board-approved guidelines.  Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in particular Rule 144A securities, the Fund's holdings of those securities can be illiquid. Restricted securities may generally be resold only in privately-negotiated transactions with a limited number of purchasers or in a public offering registered under the Securities
Act of 1933 and are, therefore, unlike securities which are traded in the open market and can be expected to be sold immediately if the market demand is adequate.  If restricted securities are substantially comparable to registered securities of the same
issuer which are readily marketable, the Fund can not purchase them unless they are offered at a discount from the market price of the registered securities.  Generally, no restricted securities will be purchased unless the issuer has agreed to register the securities at its expense within a specific time period.  Adverse conditions in the public securities market at certain times can preclude a public offering of an issuer's unregistered securities.
There can be undesirable delays in selling restricted securities at prices representing fair value.

      The Fund can invest up to an additional 10% of its assets in securities which, although not restricted, are not readily marketable.  Such securities can include bank time deposits, master demand notes described in the Money
Market Sector and certain puts and calls which are traded in the over-the-counter markets.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

Repurchase Agreements

      Any of the securities permissible for purchase for one of its sectors can be acquired by the Fund subject to repurchase agreements with commercial banks with total assets in excess of $1 billion or securities dealers with a net worth in excess of $50 million.  In a repurchase transaction, at the time the Fund acquires a security, it simultaneously resells it to the vendor and must deliver that security to the vendor on a specific future date.  The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  The Fund will not enter into a repurchase transaction of more than seven days.  Repurchase agreements are considered "loans" under the Investment Company Act of 1940 (the "Investment
Company Act"), collateralized by the underlying security.  The Fund's repurchase agreements will require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to collateralize the loan fully.  The Manager will monitor the collateral daily and, in the event its value declines below the repurchase price, will immediately demand additional collateral be deposited.  If such demand is not met within one day, the existing collateral will be sold.  Additionally, the Manager will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed-upon resale price on the delivery date, the Fund's risks in such event can include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and loss from any delay in foreclosing on the collateral.  There is no limit on the amount of the Fund's assets that can be subject to repurchase agreements.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

When-Issued and Delayed-Delivery Transactions

      The Fund can purchase asset-backed securities, municipal bonds and other debt securities on a "when-issued" basis, and can purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery"
refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.  Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio for delivery pursuant to option contracts it has entered into, the Fund can dispose of a commitment prior to settlement.  The
Fund does not intend to make such purchases for speculative purposes.  When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.  During the period between commitment by the Fund and settlement, no payment is made for the securities purchased, and no interest accrues to the Fund from the transaction until the Fund receives the security at settlement of the trade.
Such securities are subject to market fluctuations; the value at delivery can be less than the purchase price.  The Fund will identify to its custodian, liquid assets on its records as segregated of any type, including equity and debt securities of any grade at least equal to the value of purchase commitments until payment is made.  Such securities can bear interest at a lower rate than longer term securities.  The commitment to purchase a security for which payment will be made on a future date can be deemed a separate security and involve a risk of loss if the value of the security declines prior to the settlement date, which risk is in addition to the risk of decline of the Fund's other assets.

Hedging

      The Fund can purchase and sell futures contracts; enter into forward contracts; purchase and sell call and put options on securities, futures, indices and foreign currencies; and enter into interest rate swap agreements.  These are referred to as "Hedging Instruments." The Fund is not obligated to use hedging instruments even though it is permitted to use them in the Manager's discretion, as described below.

      Hedging Instruments can be used to attempt to protect against possible declines in the market value of the Fund's portfolio from downward trends in securities markets, to protect the Fund's unrealized gains in the value of its securities which have appreciated, to facilitate selling securities for investment reasons, to establish a position in the securities markets as a temporary substitute for purchasing particular securities, or to reduce the risk of adverse currency fluctuations.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.
Covered calls and puts can also be written on securities to attempt to increase the Fund's income. The Fund will not use futures and options on futures for speculation.  The hedging instruments the Fund can use are described below.  As of the date of this Registration Statement, the Fund does not intend to enter into futures, forward contracts and options on futures if after any such purchase, the sum of margin deposits on futures and premiums paid on futures options would exceed 5% of the value of the Fund's total assets.

o     Futures.  The Fund can buy and sell futures contracts that relate to
(1) stock indices (referred to as stock index futures), (2) other securities indices (together with stock index futures, referred to as financial futures), (3) an individual stock ("single stock futures"), (4) interest rates (referred to as interest rate futures), (5) foreign currencies
(referred to as forward contracts), or (6) commodities (referred to as commodity futures.) An interest rate future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price.  That obligation can be satisfied by actual delivery of the debt security or by entering into an offsetting contract.  A bond index assigns relative values to the bonds included in that index and is used as a basis for trading long-term bond index futures contracts.  Bond index futures reflect the price movements of bonds included in the index.
They differ from interest rate futures in that settlement is made in cash rather than by delivery; or settlement can be made by entering into an offsetting contract. A single stock future obligates the seller to deliver
(and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting
contract to close out the position.   Single stock futures trade on a very
limited number of exchanges, with contracts typically not fungible among the exchanges.

o     Put and Call Options. The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in "futures," above.  A call or put can be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      If the Fund sells (that is, writes) a call option, it must be
"covered."  That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised.  Up to 25% of the Fund's total assets can be subject to calls.

      The Fund can buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets.  The Fund will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put options.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

o     Foreign Currency Options.  The Fund can purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options, for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired.  If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities can be partially offset by purchasing calls or writing puts on that foreign currency.  If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency can be partially offset by writing calls or purchasing puts on that foreign currency.  However, in the event of currency rate fluctuations adverse to the Fund's position, it would either lose the premium it paid and incur transaction costs, or purchase or sell the foreign currency at a disadvantageous price.

o     Forward Contracts.  The Fund can enter into foreign currency exchange contracts ("forward contracts"), which obligate the seller to deliver and the purchaser to take a specific foreign currency at a specific future date for a fixed price.  The Fund can enter into a forward contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.  There is a risk that use of forward contracts can reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency.  Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other futures.  The Fund can also enter into a forward contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated.  This is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the currency of the underlying investment.  This technique is referred to as "cross hedging."  The success of cross hedging is dependent on many factors, including the ability of the
Manager to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar.  To the extent that the correlation is not identical, the Fund can experience losses or gains on both the underlying security and the cross currency hedge.

      The Fund will not speculate in foreign currency exchange contracts.
There is no limitation as to the percentage of the Fund's assets that can be committed to foreign currency exchange contracts.  The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency or enter into a cross hedge unless it is denominated in a currency or currencies that the Manager believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated.

      There are certain risks in writing calls.  If a call written by the
Fund is exercised, the Fund foregoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.  In addition, the Fund could experience capital losses that might cause previously distributed short-term capital gains to be re-characterized as non-taxable return of capital to shareholders.  In writing puts, there is the risk that the Fund could be required to buy the underlying security at a disadvantageous price.  The principal risks relating to the use of futures are: (a) possible imperfect correlation between the prices of the futures and the market value of the securities in the Fund's portfolio; (b) possible lack of a liquid secondary market for closing out a futures position; (c) the need for additional skills and techniques beyond those required for normal portfolio management; and (d) losses on futures resulting from interest rate movements not anticipated by the Manager.

o

      Interest Rate Swaps and Total Return Swaps.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive fixed rate payments for floating rate payments. The Fund enters into swaps only on securities it owns.  The Fund can not enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will identify on its books liquid assets of any type, including equity and debt securities of any grade, to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      In addition, the Fund may invest in total return swaps with appropriate counterparties.  In a total return swap, one party pays a rate of interest in exchange for the total rate of return on another investment.  For example, if the Fund wished to invest in a particular security, it could instead enter into a total return swap and receive the total return of that security, less the "funding cost," which would be a floating interest rate payment to the counterparty.

      Under a swap agreement, the Fund typically will pay a fee determined by multiplying the face value of the swap agreement by an agreed-upon interest rate.  If the underlying asset value declines over the term of the swap, the
Fund would be required to pay the dollar value of that decline to the counterparty in addition to its fee payments.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it receives.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

o     Derivative Investments. The Fund can invest in a number of different kinds of "derivative investments."  In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity.  The Fund can not purchase or sell physical commodities or commodity contracts; however this does not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.  In the broadest sense, derivative investments include exchange-traded options and futures contracts.  The risks of investing in derivative investments include not only the ability of the company issuing the instrument to pay the amount due on the maturity of the instrument, but also the risk that the underlying investment or security might not perform the way the Manager expected it to perform.  The performance of derivative investments can also be influenced by interest rate changes in the U.S. and abroad.  All of this can mean that the
Fund will realize less principal and/or income than expected.  Certain derivative investments held by the Fund can trade in the over-the-counter market and can be illiquid.  Derivative investments used by the Fund are used in some cases for hedging purposes and in other cases for "non-hedging"
investment purposes to seek income or total return.  In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above)
can be considered "derivative investments."

      The Fund can invest in different types of derivatives, generally known as "Structured Investments."  "Index-linked" or "commodity -linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum on the maturity of the note.  Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas.  Further examples of derivative investments the Fund can invest in include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the principal amount of the security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity.  In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt.

      The Fund can also invest in currency-indexed securities.  Typically these are short-term or intermediate-term debt securities having a value at maturity, and/or interest rates determined by reference to one or more specified foreign currencies.  Certain currency-indexed securities purchased by the Fund can have a payout factor tied to a multiple of the movement of the U.S. dollar (or the foreign currency in which the security is denominated) against the movement in the U.S. dollar, the foreign currency, another currency, or an index.  Such securities can be subject to increased principal risk and increased volatility than comparable securities without a payout factor in excess of one, but the Manager believes the increased yield justifies the increased risk.

o     Participation Interests.  The Fund can acquire interests in loans that are made to U.S. companies, foreign companies and foreign governments (the
"borrower").  They can be interests in, or assignments of, the loan and are acquired from banks or brokers that have made the loan or have become members of the lending syndicate.  The Fund will not invest, at the time of investment, more than 5% of its net assets in participation interests of the same borrower.  The Manager has set certain creditworthiness standards for borrowers, and monitors their creditworthiness.  The value of loan participation interests depends primarily upon the creditworthiness of the borrower, and its ability to pay interest and principal.  Borrowers can have difficulty making payments.  If a borrower fails to make scheduled interest or principal payments, the Fund could experience a decline in the net asset value of its shares.  Some borrowers can have senior securities rated as low as "C" by Moody's or "D" by Standard & Poor's, but can be deemed acceptable credit risks.  Participation interests are subject to the Fund's limitations on investments in illiquid securities.

o     Credit Derivatives. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single security, or on a basket of securities.  The Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap.  The
Fund may take a short position in the credit default swap (also known as
"buying credit protection"), or may take a long position in the credit default swap note (also known as "selling credit protection").

      The Fund would take a short position in a credit default swap (the
"unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers.  If the short credit default swap is against a corporate issue, the Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Fund may own either:
(i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

      If the Fund takes a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds.  An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Fund's exposure to specific high yield corporate issuers.  The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If the Fund takes a long position in the credit default swap note, if there is a credit event the Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      The Fund will invest no more than 25% of its total assets in "unfunded"
credit default swaps.  The Fund will limit its investments in "funded" credit default swap notes to no more than 10% of its total assets.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

Loans of Portfolio Securities

        The Fund has entered into a Securities Lending Agreement with JP
Morgan Chase. Under that agreement portfolio securities of the Fund may be loaned to brokers, dealers and other financial institutions.  The Securities
Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Fund's Securities Lending Guidelines, adopted by the Fund's Board of Trustees. The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

        The Fund may lend its portfolio securities pursuant to the Securities
Lending Agreement (the "Securities Lending Agreement") with JP Morgan Chase, subject to the following restrictions as well as applicable laws.  The Fund will lend such portfolio securities to attempt to increase the Fund's income.  Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S.
Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter.
Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the Fund.  The Fund will receive, pursuant to the
Securities Lending Agreement, 80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan
Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults.  The Securities Lending Agreement may be terminated by either JP
Morgan Chase or the Fund on 30 days' written notice. The terms of the Fund's loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

Borrowing

      From time to time, the Fund can increase its ownership of securities by borrowing up to 10% of the value of its net assets from banks and investing the borrowed funds (on which the Fund will pay interest).  After any such borrowing, the Fund's total assets, less its liabilities other than borrowings, must remain equal to at least 300% of all borrowings, as set forth in the Investment Company Act.  Interest on borrowed money is an expense the Fund would not otherwise incur, so that it can have substantially reduced net investment income during periods of substantial borrowings.  The
Fund's ability to borrow money from banks subject to the 300% asset coverage requirement is a fundamental policy.

      The Fund can also borrow to finance repurchases and/or tenders of its shares and can also borrow for temporary purposes in an amount not exceeding
5% of the value of the Fund's total assets.  Any investment gains made with the proceeds obtained from borrowings in excess of interest paid on the borrowings will cause the net income per share or the net asset value per share of the Fund's shares to be greater than would otherwise be the case.
On the other hand, if the investment performance of the securities purchased fails to cover their cost (including any interest paid on the money borrowed)
to the Fund, then the net income per share or net asset value per share of the Fund's shares will be less than would otherwise have been the case.  This speculative factor is known as "leverage."

      Although such borrowings would therefore involve additional risk to the
Fund, the Fund will only borrow if such additional risk of loss of principal is considered by the Manager to be appropriate in relation to the Fund's primary investment objective of high current income consistent with preservation of capital.  The Manager will make this determination by examining both the market for securities in which the Fund invests and interest rates in general to ascertain that the climate is sufficiently stable to warrant borrowing.

Investment in Other Investment Companies.

      The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company
Act that apply to those types of investments.  For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The
Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

Portfolio Turnover

      Because the Fund will actively use trading to benefit from short-term yield disparities among different issues of fixed-income securities or otherwise to achieve its investment objective and policies, the Fund can be subject to a greater degree of portfolio turnover than might be expected from investment companies which invest substantially all of their assets on a long-term basis.  The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that its annual turnover rate generally will not exceed 300% (excluding turnover of securities having a maturity of one year or less).

      The Manager will monitor the Fund's tax status under the Internal
Revenue Code during periods in which the Fund's annual turnover rate exceeds
100%.  Higher portfolio turnover results in increased Fund expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities.  To the extent that increased portfolio turnover results in sales of securities held less than three months, the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code can be affected.

Defensive Strategies

      There can be times when, in the Manager's judgment, conditions in the securities markets would make pursuing the Fund's primary investment strategy inconsistent with the best interests of its shareholders.  At such times, the
Fund may employ alternative strategies primarily seeking to reduce fluctuations in the value of the Fund's assets.  In implementing these defensive strategies, the Fund can invest all or any portion of its assets in nonconvertible high-grade debt securities, or U.S. government and agency obligations.  The Fund can also hold a portion of its assets in cash or cash equivalents.  It is impossible to predict when, or for how long, alternative strategies will be utilized.

Effects of Interest Rate Changes

      During periods of falling interest rates, the values of outstanding long term fixed-income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.
The magnitude of these fluctuations will generally be greater for securities with longer maturities.  If the Manager's expectation of changes in interest rates or its evaluation of the normal yield relationships in the fixed-income markets proves to be incorrect, the Fund's income, net asset value and potential capital gain can be decreased or its potential capital loss can be increased.

      Although changes in the value of the Fund's portfolio securities subsequent to their acquisition are reflected in the net asset value of the
Fund's shares, such changes will not affect the income received by the Fund from such securities.  The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments, which will in any case be reduced by the Fund's expenses before being distributed to the Fund's shareholders.

INVESTMENT RESTRICTIONS

      The Fund has adopted the following investment restrictions, which together with its investment objectives, are fundamental policies changeable only with the approval of the holders of a "majority" of the Fund's outstanding voting securities, defined in the Investment Company Act as the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund, or (b) 67% or more of the shares present or represented by proxy at a meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy.  A policy is not a fundamental policy unless this Prospectus or the Statement of Additional
Information says that it is.  The Fund's Board of Trustees can change non-fundamental policies, unless otherwise stated, without shareholder approval.  Unless it is specifically stated that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.  Under these restrictions, the Fund will not do any of the following:

o     As to 75% of its total assets, the Fund will not invest in securities of any one issuer (other than the United States government, its agencies or instrumentalities) if after any such investment either (a)
       more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would then own more than
       10% of the voting securities of that issuer;

o     The Fund will not concentrate investments to the extent of 25% or more of its total assets in securities of issuers in the same industry;
       provided that this limitation shall not apply with respect to investments in U.S. government securities;

o     The Fund will not make loans except through (a) the purchase of debt securities in accordance with its investment objectives and policies;
       (b) the lending of portfolio securities as described above; or (c) the acquisition of securities subject to repurchase agreements;

o     The Fund will not borrow money, except in conformity with the restrictions stated above under "Borrowing";

o     The Fund will not pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings or for the escrow arrangements contemplated in connection with the use of Hedging
       Instruments;

o     The Fund will not participate on a joint or joint and several basis in any securities trading account;

o     The Fund will not invest in companies for the purpose of exercising control or management thereof;

o     The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or by virtue of ownership of other securities has the right, without payment of any further
       consideration, to obtain an equal amount of the securities sold short
       ("short sales against the box").  Because changes in federal income tax laws would not enable the Fund to defer realization of gain or loss for federal income tax purposes, short sales against the box therefore would not be used by the Fund;

o     The Fund will not invest in (a) real estate, except that it can purchase and sell securities of companies which deal in real estate or interests therein; (b) commodities or commodity contracts (except that the Fund can purchase and sell hedging instruments whether or not they are considered to be a commodity or commodity contract); or (c)
       interests in oil, gas or other mineral exploration or development programs;

o     The Fund will not act as an underwriter of securities, except insofar as the Fund might be deemed to be an underwriter for purposes of the
       Securities Act of 1933 in the resale of any securities held for its own portfolio;

o     The Fund will not purchase securities on margin, except that the Fund can make margin deposits in connection with any of the Hedging
       Instruments it can use; or

o     The Fund will not issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral, or escrow arrangements are established, to cover the related obligations.
       Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery agreements and when-issued arrangements for portfolio securities transactions and contracts to buy or sell derivatives, hedging instruments or options or futures.

5.    The shares of beneficial interest of the Fund, $.01 par value per share
         (the "shares"), are listed and traded on The New York Stock Exchange
         (the "NYSE").  The following table sets forth for the shares for the periods indicated: (a) the per share high sales price on the NYSE, the net asset value per share as of the last day of the week immediately preceding such day and the premium or discount
         (expressed as a percentage of net asset value) represented by the difference between such high sales price and the corresponding net asset value and (b) the per share low sales price on the NYSE, the net asset value per share as of the last day of the week immediately preceding such day and the premium or discount (expressed as a percentage of net asset value) represented by the difference between such low sales price and the corresponding net asset value.

               Market Price High;(1)              Market Price Low;(1)
               NAV and Premium/                   NAV and Premium/
Ended          Discount That Day(2)               Discount That Day(2)
--------       ----------------------------       ----------------------------

1/31/02        Market: $8.91                      Market: $8.88
               NAV: $8.42                         NAV: $8.42
               Premium//Discount: 5.79%           Premium//Discount: 5.43%

4/30/02        Market: $8.15                      Market: $8.09
               NAV: $8.47                         NAV: $8.47
               Premium//Discount: -3.72%          Premium//Discount: -4.49%

7/31/02        Market: $7.80                      Market: $7.66
               NAV: $8.16                         NAV: $8.16
               Premium//Discount: -4.41%          Premium//Discount: -6.13%

10/31/02       Market: $7.40                      Market: $7.33
               NAV: $8.17                         NAV: $8.17
               Premium//Discount: -9.42%          Premium//Discount: -10.28%

1/31/03        Market: $7.92                      Market: $7.86
               NAV: $8.52                         NAV: $8.52
               Premium//Discount: -7.04%          Premium//Discount: -7.75%

4/30/03        Market: $$8.15                     Market: $7.85
               NAV: $8.94                         NAV: $8.62
               Premium//Discount: -8.81%          Premium//Discount: -8.94%

7/31/03        Market: $8.23                      Market: $7.94
               NAV: $9.12                         NAV: $9.06
               Premium//Discount: -9.76%          Premium//Discount: -12.35%

10/31/03       Market: $8.44                      Market: $8.15
               NAV: $9.28                         NAV: $9.22
               Premium//Discount: -9.05%          Premium//Discount: -11.62%

1/31/04        Market: $8.81                      Market: $8.62
               NAV: $9.55                         NAV: $9.53
               Premium//Discount: -7.76%          Premium//Discount: -9.53%

---------------
1.  As reported by the NYSE.
2.  The Fund's computation of net asset value (NAV) is as of the close of trading on the last day of the week immediately preceding the day for which the high and low market price is reported and the premium or discount
(expressed as a percentage of net asset value) is calculated based on the difference between the high or low market price and the corresponding net asset value for that day, divided by the net asset value.

      The Board of Trustees of the Fund has determined that it could be in the interests of Fund shareholders for the Fund to take action to attempt to reduce or eliminate a market value discount from net asset value.  To that end, the Fund could, from time to time, either repurchase shares in the open market or, subject to conditions imposed from time to time by the Board, make a tender offer for a portion of the Fund's shares at their net asset value per share.  Subject to the Fund's fundamental policy with respect to borrowings, the Fund could incur debt to finance repurchases and/or tenders.
Interest on any such borrowings will reduce the Fund's net income.  In addition, the acquisition of shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the
Fund's expense ratio.  If the Fund must liquidate portfolio securities to purchase shares tendered, the Fund could be required to sell portfolio securities for other than investment purposes and could realize gains and losses.

      In addition to open-market share purchases and tender offers, the Board could also seek shareholder approval to convert the Fund to an open-end investment company if the Fund's shares trade at a substantial discount.  If the Fund's shares have traded on the NYSE at an average discount from net asset value of more than 10%, determined on the basis of the discount as of the end of the last trading day in each week during the period of 12 calendar weeks ending October 31 in such year, the Trustees will consider recommending to shareholders a proposal to convert the Fund to an open-end company.  If during a year in which the Fund's shares trade at the average discount stated, and for the period described, in the preceding sentence the Fund also receives written requests from the holders of 10% or more of the Fund's outstanding shares that a proposal to convert to an open end company be submitted to the Fund's shareholders, within six months the Trustees will submit a proposal to the Fund's shareholders, to the extent consistent with the Investment Company Act, to amend the Fund's Declaration of Trust to convert the Fund from a closed-end to an open-end investment company.  If the
Fund converted to an open-end investment company, it would be able continuously to issue and offer its shares for sale, and each share of the
Fund could be tendered to the Fund for redemption at the option of the shareholder, at a redemption price equal to the current net asset value per share.  To meet such redemption request, the Fund could be required to liquidate portfolio securities.  Its shares would no longer be listed on the
NYSE.  The Fund cannot predict whether any repurchase of shares made while the Fund is a closed-end investment company would decrease the discount from net asset value at which the shares trade.  To the extent that any such repurchase decreased the discount from net asset value to an amount below 10%
during the measurement period described above, the Fund would not be required to submit to shareholders a proposal to convert the Fund to an open-end investment company.

Item 9.  Management

            1(a).  The Fund is governed by a Board of Trustees, which is responsible under Massachusetts law for protecting the interests of shareholders.  The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the
Manager.  The Fund is required to hold annual shareholder meetings for the election of trustees and the ratification of its independent auditors.  The
Fund can also hold shareholder meetings from time to time for other important matters, and shareholders have the right to call a meeting to remove a
Trustee or to take other action described in the Fund's Declaration of Trust.

            1(b).  The Manager, a Colorado corporation with its principal offices at Two World Financial Center, 225 Liberty Street-11th Floor, New
York, New York 10281-1008, acts as investment advisor for the Fund under an investment advisory agreement (the "Advisory Agreement") under which it provides ongoing investment advice and conducts the investment operations of the Fund, including purchases and sales of its portfolio securities, under the general supervision and control of the Trustees of the Fund.  The Manager also acts as accounting agent for the Fund. The Manager is wholly-owned by
Oppenheimer Acquistion Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company.

      The Manager has operated as an investment advisor since January 1960.
The Manager and its subsidiaries and affiliates managed more than $150 billion in assets as of December 31, 2003, including other Oppenheimer funds with more than seven million shareholder accounts.  The Manager is located at
Two World Financial Center, 225 Liberty Street-11th Floor, New York, New York
10281-1008.

            The Manager provides office space and investment advisory
services for the Fund and pays all compensation of those Trustees and officers of the Fund who are affiliated persons of the Manager.  Under the
Advisory Agreement, the Fund pays the Manager an advisory fee computed and paid weekly at an annual rate of 0.65 of 1% of the net assets of the Fund at the end of that week.  During the fiscal years ended October 31, 2001, 2002 and 2003 the Fund paid management fees to the Manager of $1,634,705,
$1,583,420, and $1,672,345 respectively.  The Fund incurred approximately
$21,060 in expenses for the fiscal year ended October 31, 2003 for services provided by Shareholder Financial Services, Inc., a subsidiary of the Manager that acts as transfer agent, shareholder servicing agent and dividend paying agent for the Fund.

      Under the Advisory Agreement, the Fund pays certain of its other costs not paid by the Manager, including:
(a)   brokerage and commission expenses,
(b)   federal, state, local and foreign taxes, including issue and transfer taxes, incurred by or levied on the Fund,
(c)   interest charges on borrowings,
(d)   the organizational and offering expenses of the Fund, whether or not advanced by the Manager,
(e)   fees and expenses of registering the shares of the Fund under the appropriate federal securities laws and of qualifying shares of the
          Fund under applicable state securities laws,
(f)   fees and expenses of listing and maintaining the listings of the Fund's shares on any national securities exchange,
(g)   expenses of printing and distributing reports to shareholders,
(h)   costs of shareholder meetings and proxy solicitation,
(i)   charges and expenses of the Fund's custodian bank and Registrar,
          Transfer and Dividend Disbursing Agent,
(j)   compensation of the Fund's Trustees who are not interested persons of the Manager,
(k)   legal and auditing expenses,
(l)   the cost of certificates representing the Fund's shares,
(m)   costs of stationery and supplies, and
(n)   insurance premiums.

      The Manager has advanced certain of the Fund's organizational and offering expenses, which were repaid by the Fund.  There is no expense limitation provision.

         Each year, the Board of Trustees, including a majority of the
Independent Trustees, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
         Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board of Trustees concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

            1(c).  The Portfolio managers of the Fund are Arthur Steinmetz and Caleb Wong.  Mr. Steinmetz is a Vice President of the Fund and a Senior
Vice President of the Manager and Mr. Wong is a Vice President of both the
Fund and the Manager.  Messrs. Steinmetz and Wong have been the persons principally responsible for the day-to-day management of the Trust's portfolio since February 1, 1999.  Prior to February 1999, Mr. Steinmetz
served as a portfolio manager and officer of other Oppenheimer funds.  Mr.
Wong worked on fixed-income quantitative research and risk management for the
Manager since July 1996. Other members of the Manager's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers provide the Fund's portfolio managers with support in managing the Fund's portfolio.

            1(d). Inapplicable.

            1(e).   The JPMorgan Chase Bank, 4 Chase MetroTech Center,
Brooklyn, New York, 11245 acts as the custodian bank for the Fund's assets held in the United States.  The Manager and its affiliates have banking relationships with the custodian bank.  The Manager has represented to the
Fund that its banking relationships with the custodian bank have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the custodian bank.  It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates.  Rules adopted under the Investment Company Act permit the Fund to maintain its securities and cash in the custody of certain eligible banks and securities depositories.  Pursuant to those Rules, the Fund's portfolio of securities and cash, when invested in foreign securities, will be held in foreign banks and securities depositories approved by the Trustees of the Fund in accordance with the rules of the Securities and Exchange Commission.

      Shareholder Financial Services, Inc. ("SFSI"), a subsidiary of the
Manager, acts as primary transfer agent, shareholder servicing agent and dividend paying agent for the Fund.  SFSI is paid an agreed upon fee for each account plus out-of-pocket costs and expenses.  United Missouri Trust Company of New York acts as co-transfer agent and co-registrar with SFSI to provide such services as SFSI may request. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

      1(f).   See 1(b) above.

      1(g).   Inapplicable.

      2.      Inapplicable.

      3.      None as of February 25, 2004.

Item 10.  Capital Stock, Long-Term Debt, and Other Securities.

      1.  The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.01 par value.  The Fund's shares have no preemptive, conversion, exchange or redemption rights.  Each share has equal voting, dividend, distribution and liquidation rights.  All shares outstanding are, and, when issued, those offered hereby will be, fully paid and nonassessable.  Shareholders are entitled to one vote per share.  All voting rights for the election of Trustees are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.
Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of shareholders in each year.

      Under Massachusetts law, under certain circumstances shareholders could be held personally liable for the obligations of the Fund.  However, the
Declaration of Trust disclaims shareholder liability for actions or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the
Fund.  The Declaration of Trust provides for indemnification by the Fund for all losses and expenses of any shareholder held personally liable for obligations of the Fund.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.  The likelihood of such circumstances is remote.

      Pursuant to the Trust's Dividend Reinvestment and Cash Purchase Plan
(the "Plan"), all dividends and capital gains distributions ("Distributions")
declared by the Trust will be automatically reinvested in additional full and fractional shares of the Trust ("shares") unless (i) a shareholder elects to receive cash or (ii) shares are held in nominee name, in which event the nominee should be consulted as to participation in the Plan.  Shareholders that participate in the Plan ("Participants") may, at their option, make additional cash investments in shares, semi-annually in amounts of at least
$100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the "Agent"), and a service fee of $0.75.

      Depending upon the circumstances hereinafter described, Plan shares will be acquired by the Agent for the Participant's account through receipt of newly issued shares or the purchase of outstanding shares on the open market.  If the market price of shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the
Trust for payment of the Distribution in additional shares at the greater of the Trust's net asset value determined as of the date of purchase or 95% of the then-current market price.  If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy shares on The New York Stock Exchange (the "NYSE"), or otherwise on the open market to the extent available.  If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per share paid by the Agent may exceed the net asset value, resulting in fewer shares being acquired than if the Distribution had been paid in shares issued by the Trust.

      Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of shares by sending appropriate written instructions to the Agent.  Elections received by the Agent will be effective only if received more than ten days prior to the record date for any
Distribution; otherwise, such termination will be effective shortly after the investment of such
Distribution with respect to any subsequent Distribution.  Upon withdrawal from or termination of the Plan, all shares acquired under the Plan will remain in the Participant's account unless otherwise requested.  For full shares, the Participant may either: (1) receive without charge a share certificate for such shares; or (2) request the Agent (after receipt by the
Agent of signature guaranteed instructions by all registered owners) to sell the shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee.  Fractional shares may either remain in the Participant's account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant.  Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

      There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Trust.  There are no brokerage charges for shares issued directly by the Trust.  However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of shares to be issued under the Plan.  Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation.  The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on
Distributions.

      The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Trust.  Additional information concerning the Plan may be obtained by shareholders holding shares registered directly in their names by writing the Agent, Shareholder
Financial Services, Inc., P.O. Box 173673, Denver, CO, 80217-3673 or by
calling 1.800.647.7374.  Shareholders holding shares in nominee name should contact their brokerage firm or other nominee for more information.

      The Fund presently has provisions in its Declaration of Trust and
By-Laws (together, the "Charter Documents") which could have the effect of limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions or (iii)
the ability of the Fund's Trustees or shareholders to amend the Charter
Documents or effect changes in the Fund's management.  Those provisions of the Charter Documents may be regarded as "anti-takeover" provisions.
Specifically, under the Fund's Declaration of Trust, the affirmative vote of the holders of not less than two thirds (66-2/3%) of the Fund's shares outstanding and entitled to vote is required to authorize the consolidation of the Fund with another entity, a merger of the Fund with or into another entity (except for certain mergers in which the Fund is the successor), a sale or transfer of all or substantially all of the Fund's assets, the dissolution of the Fund, the conversion of the Fund to an open-end company, and any amendment of the Fund's Declaration of Trust that would affect any of the other provisions requiring a two-thirds vote.  However, a "majority"
shareholder vote, as defined in the Charter Documents, shall be sufficient to approve any of the foregoing transactions that have been recommended by two-thirds of the Trustees.  Notwithstanding the foregoing, if a corporation, person or entity is directly, or indirectly through its affiliates, the beneficial owner of more than 5% of the outstanding shares of the Fund, the affirmative vote of 80% (which is higher than that required under the
Investment Company Act) of the outstanding shares of the Fund is required generally to authorize any of the following transactions or to amend the provisions of the Declaration of Trust relating to transactions involving:
(i) a merger or consolidation of the Fund with or into any such corporation or entity, (ii) the issuance of any securities of the Fund to any such corporation, person or entity for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any such corporation, entity or person (except assets having an aggregate market value of less than $1,000,000); or (iv) the sale, lease or exchange to the Fund, in exchange for securities of the Fund, of any assets of any such corporation, entity or person (except assets having an aggregate fair market value of less than $1,000,000).  If two-thirds of the Board of Trustees has approved a memorandum of understanding with such beneficial owner, however, a majority shareholder vote will be sufficient to approve the foregoing transactions.
Reference is made to the Charter Documents of the Fund, on file with the
Securities and Exchange Commission, for the full text of these provisions.

      2.  Inapplicable.

      3.  Inapplicable.

      4.  The Fund qualified for treatment as, and elected to be, a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code for its taxable year ended October 31, 2003, and intends to continue to qualify as a RIC for each subsequent taxable year.  However, the Fund reserves the right not to qualify under Subchapter M as a RIC in any year or years.

      For each taxable year that the Fund qualifies for treatment as a RIC, the Fund (but not its shareholders) will not be required to pay federal income tax.  Shareholders will normally have to pay federal income taxes, and any state income taxes, on the dividends and distributions they receive from the Fund.  Such dividends and distributions derived from net investment income or short-term capital gains are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash.  Since the Fund's income is expected to be derived primarily from interest rather than dividends, only a small portion, if any, of such dividends and distributions is expected to be eligible for the federal dividends-received deduction available to corporations.  The Fund does not anticipate that any portion of its dividends or distributions will qualify for pass-through treatment as "exempt-interest dividends" since less than 50% of its assets is permitted to be invested in municipal obligations.

      Long-term or short-term capital gains may be generated by the sale of portfolio securities and by transactions in options and futures contracts.
Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the
Fund's shares and regardless of whether the distribution is received in additional shares or in cash.  For federal income tax purposes, if a capital gain distribution is received with respect to shares held for six months or less, any loss on a subsequent sale or exchange of such shares will be treated as long-term capital loss to the extent of such long-term capital gain distribution.  Capital gains distributions are not eligible for the dividends-received deduction.

      Any dividend or capital gains distribution received by a shareholder from an investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution.  Furthermore, capital gains distributions and dividends are subject to federal income taxes.  If prior distributions made
by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      The tax treatment of listed put and call options written or purchased by the Fund on debt securities and of future contracts entered into by the
Fund will be governed by Section 1256 of the Internal Revenue Code.   Absent
a tax election to the contrary, each such position held by the Fund will be marked-to-market (i.e., treated as if it were closed out) on the last business day of each taxable year of the Fund, and all gain or loss associated with transactions in such positions will be treated as 60%
long-term capital gain or loss and 40% short-term capital gain or loss.
Positions of the Fund which consist of at least one debt security and at least one option or futures contract which substantially diminishes the
Fund's risk of loss with respect of such debt security could be treated as
"mixed straddles" which are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of debt securities and conversion of short-term capital losses into long-term capital losses.  Certain tax elections exist for mixed straddles which reduce or eliminate the operation of the straddle rules.  The
Fund will monitor its transactions in options and futures contracts and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company under
Subchapter M of the Code.  Such tax election may result in an increase in distribution of ordinary income (relative to long-term capital gains) to shareholders.

      The Internal Revenue Code requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year.  As an investment company, the Fund must pay out substantially all of its net investment income each year.  Accordingly, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received.  Such distributions will be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary.  If a distribution of cash necessitates the liquidation of portfolio securities, the Manager will select which securities to sell.  The
Fund may realize a gain or loss from such sales.  In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

      It is the Fund's present policy, which may be changed by the Board of
Trustees, to pay monthly dividends to shareholders from net investment income of the Fund.  The Fund intends to distribute all of its net investment income on an annual basis.  The Fund will distribute all of its net realized long-term and short-term capital gains, if any, at least once per year.  The
Fund may, but is not required to, make such distributions on a more frequent basis to the extent permitted by applicable law and regulations.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute a specified minimum percentage (currently 98%) of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of that year, or else the Fund must pay an excise tax on amounts not distributed.  While it is presently anticipated that the Fund will meet
those requirements, the Fund's Board and the Manager might determine in a particular year it would be in the best interests of the Fund not to make such distributions at the mandated level and to pay the excise tax which would reduce the amount available for distributions to shareholders.  If the
Fund pays a dividend in January which was declared in the previous December to shareholders of record on a date in December, then such dividend or distribution will be treated for tax purposes as being paid in December and will be taxable to shareholders as if received in December.

      Under the Fund's Dividend Reinvestment Plan (the "Plan"), all of the
Fund's dividends and distributions to shareholders will be reinvested in full and fractional shares.  With respect to distributions made in shares issued by the Fund pursuant to the Plan, the amount of the distribution for tax purposes is the fair market value of the shares issued on the reinvestment date.  In the case of shares purchased on the open market, a participating shareholder's tax basis in each share is its cost.  In the case of shares issued by the Fund, the shareholder's tax basis in each share received is its fair market value on the reinvestment date.

      Distributions of investment company taxable income to shareholders who are nonresident alien individuals or foreign corporations will generally be subject to a 30% United States withholding tax under provisions of the
Internal Revenue Code applicable to foreign individuals and entities, unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty.

            Under Section 988 of the Code, foreign currency gain or loss with respect to foreign currency-denominated debt instruments and other foreign currency-denominated positions held or entered into by the Fund will be ordinary income or loss.  In addition, foreign currency gain or loss realized with respect to certain foreign currency "hedging" transactions will be treated as ordinary income or loss.

5.  The following information is provided as of February 25, 2004:

(1)                      (2)              (3)                  (4)
                                                               Amount
                                          Amount Held          Outstanding
                                          by Registrant        Exclusive of
                         Amount           or for its           Amount Shown
Title of Class           Authorized       Account              Under (3)
--------------           ----------       -------------        ------------

Shares of                Unlimited        None                 29,229,920
Beneficial
Interest, $.01
par value

Item 11.  Defaults and Arrears on Senior Securities.

      Inapplicable.

Item 12.  Legal Proceedings.

      Inapplicable.

Item 13.  Table of Contents of the Statement of Additional Information.

      Reference is made to Item 15 of the Statement of Additional Information.

Oppenheimer Multi-Sector Income Trust

6803 South Tucson Way, Centennial, Colorado 80112
1.800.647.7374

Statement of Additional Information dated February 27, 2004

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated February 27, 2004.  It should be read together with the Prospectus, and the Registration Statement on Form N-2, of
which the Prospectus and this Statement of Additional Information are a part, can be inspected and copied at public reference facilities maintained by the
Securities and Exchange Commission (the "SEC") in Washington, D.C. and
certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer
Affairs and Information Services, SEC, Washington, D.C., 20549.

TABLE OF CONTENTS

                                                                        Page

Investment Objectives and Policies......................................*
Management..............................................................
Control Persons and Principal Holders of Securities.....................
Investment Advisory and Other Services..................................
Brokerage Allocation and Other Practices................................
Tax Status .............................................................
Financial Statements....................................................

-----------------
*See Prospectus

                                    PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 14.  Cover Page.

            Reference is made to the preceding page.

Item 15.  Table of Contents.

            Reference  is made to the  preceding  page and to Items 16 through
23 of the Statement of Additional Information set forth below.

Item 16.  General Information and History.

            Inapplicable.

Item 17.  Investment Objectives and Policies.

            Reference is made to Item 8 of the Prospectus.

Item 18.   Management.

1., 2., 3., 5., 6., 7., 8., and 10.   The Board of Trustees does not have an
executive or investment committee. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. The Fund holds annual meetings of its shareholders and may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee, and a Proxy Committee.  The Audit
Committee is comprised solely of Independent Trustees.  The members of the
Audit Committee are Edward Regan (Chairman), Kenneth Randall and Russell
Reynolds. The Audit Committee held six meetings during the Fund's fiscal year ended October 31, 2003. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor.
The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

      The members of the Regulatory & Oversight Committee are Robert Galli
(Chairman), Joel Motley and Phillip Griffiths. The Regulatory & Oversight
Committee held six meetings during the Fund's fiscal year ended October 31,
2003. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and
Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the
Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

      The members of the Governance Committee are Joel Motley (Acting
Chairman), Phillip Griffiths and Kenneth Randall.  The Governance Committee
held three meetings during the Fund's fiscal year ended October 31, 2003. The
Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman), Russell
Reynolds and John Murphy.  The Proxy Committee held two meetings during the
Fund's fiscal year ended October 31, 2003.  The Proxy Committee provides the
Board with recommendations for proxy voting and monitors proxy voting by the
Fund.

      Except Mr. Murphy, each of the Trustees is an "Independent Trustee," as defined in the Investment Company Act.  Mr. Murphy is an "Interested
Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following publicly offered Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals            Oppenheimer Global Opportunities Fund
Oppenheimer AMT-Free New York Municipals   Oppenheimer Gold & Special Minerals Fund
Oppenheimer California Municipal Fund      Oppenheimer Growth Fund
Oppenheimer Capital Appreciation Fund      Oppenheimer International Growth Fund
                                           Oppenheimer  International  Small Company
Oppenheimer Capital Preservation Fund      Fund
Oppenheimer Developing Markets Fund        Oppenheimer Money Market Fund, Inc.
Oppenheimer Discovery Fund                 Oppenheimer Multiple Strategies Fund
Oppenheimer Emerging Growth Fund           Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Technologies Fund     Oppenheimer Multi-State Municipal Trust
Oppenheimer Enterprise Fund                Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                    Oppenheimer U.S. Government Trust

      In addition  to being a trustee or  director  of the Board I Funds,  Mr.
Galli  is  also  a  director  or  trustee  of  10  other   portfolios  in  the
OppenheimerFunds complex.

      Messrs. Murphy, Molleur, Steinmetz, Wong, Vottiero, Wixted and Zack,
and Mses. Bechtolt and Ives and respectively hold the same offices with one or more of the other Board I Funds as with the Fund.  As of February 25,
2004, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above.
In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager of the Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager.

|X|   Affiliated Transactions and Material Business Relationships. Mr.
Reynolds has reported he has a controlling interest in The Directorship
Group, Inc. ("The Directorship Search Group"), a director recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance
Company (which controls the Manager) for fees of $137,500 for the calendar year ended December 31, 2002. Mr. Reynolds reported that The Directorship
Search Group did not provide consulting services to Massachusetts Mutual Life
Insurance Company during the calendar year ended December 31, 2003.

      The Independent Trustees have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between The
Directorship Search Group and Massachusetts Mutual Life Insurance Company
were not material business or professional relationships that would compromise Mr. Reynolds' status as an Independent Trustee. Nonetheless, to assure certainty as to determinations of the Board and the Independent
Trustees as to matters upon which the Investment Company Act or the rules thereunder require approval by a majority of Independent Trustees, Mr.
Reynolds will not be counted for purposes of determining whether a quorum of
Independent Trustees was present or whether a majority of Independent
Trustees approved the matter.

      The address of each Trustee in the chart below is 6803 South Tucson
Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Clayton K.          Of Counsel (since 1993), Hogan & Hartson  None       $50,001-$100,000
Yeutter, Chairman   (a law firm). Other directorships:
of the Board of     Weyerhaeuser Corp. (since 1999) and
Trustees since      Danielson Holding Corp. (since 2002);
2003,               formerly a director of Caterpillar, Inc.
Trustee since 1991  (1993-December 2002). Oversees 25
Age: 73             portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,    A trustee or director of other            None       Over
Trustee since 1993  Oppenheimer funds. Formerly Trustee (May             $100,000
Age: 70             2000-2002) of Research Foundation of
                    AIMR (investment research, non-profit)
                    and Vice Chairman (October 1995-December
                    1997) of the Manager. Oversees 35
                    portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip A.          A director (since 1991) of the Institute  None       Over
Griffiths,          for Advanced Study, Princeton, N.J., a               $100,000
Trustee, since 1999 director (since 2001) of GSI Lumonics, a
Age: 65             trustee (since 1983) of Woodward
                    Academy, a Senior Advisor (since 2001)
                    of The Andrew W. Mellon Foundation. A
                    member of: the National Academy of
                    Sciences (since 1979), American Academy
                    of Arts and Sciences (since 1995),
                    American Philosophical Society (since
                    1996) and Council on Foreign Relations
                    (since 2002). Formerly a director of
                    Bankers Trust New York Corporation
                    (1994-1999). Oversees 25 portfolios in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joel W. Motley,     Director (since 2002) Columbia Equity     None       $10,001-$50,000
Trustee since 2002  Financial Corp. (privately-held
Age: 51             financial adviser); Managing Director
                    (since 2002) Carmona Motley, Inc.
                    (privately-held financial adviser);
                    Formerly he held the following
                    positions: Managing Director (January
                    1998-December 2001), Carmona Motley
                    Hoffman Inc. (privately-held financial
                    adviser); Managing Director (January
                    1992-December 1997), Carmona Motley &
                    Co. (privately-held financial adviser).
                    Oversees 25 portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth A.          A director of Dominion Resources, Inc.    None       Over
Randall, Trustee    (electric utility holding company);                  $100,000
since 1988          formerly a director of Prime Retail,
Age: 76             Inc. (real estate investment trust) and
                    Dominion Energy, Inc. (electric power
                    and oil & gas producer), President and
                    Chief Executive Officer of The
                    Conference Board, Inc. (international
                    economic and business research) and a
                    director of Lumbermens Mutual Casualty
                    Company, American Motorists Insurance
                    Company and American Manufacturers
                    Mutual Insurance Company. Oversees 25
                    portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward V. Regan,    President, Baruch College, CUNY; a        None       $50,001-$100,000
Trustee since 1993  director of RBAsset (real estate
Age: 73             manager); a director of OffitBank;
                    formerly Trustee, Financial Accounting
                    Foundation (FASB and GASB), Senior
                    Fellow of Jerome Levy Economics
                    Institute, Bard College, Chairman of
                    Municipal Assistance Corporation for the
                    City of New York, New York State
                    Comptroller and Trustee of New York
                    State and Local Retirement Fund.
                    Oversees 25 investment companies in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Russell S.          Chairman (since 1993) of The              None       $10,001-$50,000
Reynolds, Jr.,      Directorship Search Group, Inc.
Trustee since 1989  (corporate governance consulting and
Age: 72             executive recruiting); a life trustee of
                    International House (non-profit
                    educational organization), and a trustee
                    (since 1996) of the Greenwich Historical
                    Society. Oversees 25 portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Donald W. Spiro,    Chairman Emeritus (since January 1991)    None       Over
Vice Chairman of    of the Manager. Formerly a director                  $100,000
the Board of        (January 1969-August 1999) of the
Trustees,           Manager. Oversees 25 portfolios in the
Trustee since 1988  OppenheimerFunds complex.
Age: 78
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, 225 Liberty Street-11th Floor, New York, NY 10281-1008. Mr. Murphy
serves for an indefinite term, until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service   Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,     Chairman, Chief Executive Officer and     None          Over
President and       director (since June 2001) and President              $100,000
Trustee,            (since September 2000) of the Manager;
Trustee since 2001  President and a director or trustee of
Age: 54             other Oppenheimer funds; President and a
                    director (since July 2001) of
                    Oppenheimer Acquisition Corp. (the
                    Manager's parent holding company) and of
                    Oppenheimer Partnership Holdings, Inc.
                    (a holding company subsidiary of the
                    Manager); a director (since November
                    2001) of OppenheimerFunds Distributor,
                    Inc. (a subsidiary of the Manager);
                    Chairman and a director (since July
                    2001) of Shareholder Services, Inc. and
                    of Shareholder Financial Services, Inc.
                    (transfer agent subsidiaries of the
                    Manager); President and a director
                    (since July 2001) of OppenheimerFunds
                    Legacy Program (a charitable trust
                    program established by the Manager); a
                    director of the investment advisory
                    subsidiaries of the Manager: OFI
                    Institutional Asset Management, Inc. and
                    Centennial Asset Management Corporation
                    (since November 2001), HarbourView Asset
                    Management Corporation and OFI Private
                    Investments, Inc. (since July 2001);
                    President (since November 1, 2001) and a
                    director (since July 2001) of
                    Oppenheimer Real Asset Management, Inc.;
                    a director (since November 2001) of
                    Trinity Investment Management Corp. and
                    Tremont Advisers, Inc. (investment
                    advisory affiliates of the Manager);
                    Executive Vice President (since February
                    1997) of Massachusetts Mutual Life
                    Insurance Company (the Manager's parent
                    company); a director (since June 1995)
                    of DLB Acquisition Corporation (a
                    holding company that owns the shares of
                    David L. Babson & Company, Inc.);
                    formerly, Chief Operating Officer
                    (September 2000-June 2001) of the
                    Manager; President and trustee (November
                    1999-November 2001) of MML Series
                    Investment Fund and MassMutual
                    Institutional Funds (open-end investment
                    companies); a director (September
                    1999-August 2000) of C.M. Life Insurance
                    Company; President, Chief Executive
                    Officer and director (September
                    1999-August 2000) of MML Bay State Life
                    Insurance Company; a director (June
                    1989-June 1998) of Emerald Isle Bancorp
                    and Hibernia Savings Bank (a
                    wholly-owned subsidiary of Emerald Isle
                    Bancorp). Oversees 72 portfolios as
                    Trustee/Director and 10 portfolios as
                    Officer in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of the officers in the chart below is as follows: for
Messrs. Steinmetz, Wong, Molleur and Zack, Two World Financial Center, 225
Liberty Street-11th Floor, New York, NY 10281-1008, for Messrs. Vottiero and
Wixted and Mses. Bechtolt and Ives, 6803 South Tucson Way, Centennial, CO
80112-3924. Each officer serves for an annual term or until his or her earlier resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund, Length of
Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Arthur P. Steinmetz,    Senior Vice President of the Manager (since March 1993) and
Vice President and      of HarbourView Asset Management Corporation (since March
Portfolio Manager       2000); an officer of 6 portfolios in the OppenheimerFunds
since 1999              complex.
Age:  45
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Caleb Wong, Vice        Vice President (since June 1999) of the Adviser; worked in
President and           fixed-income quantitative research and risk management for
Portfolio Manager       the Adviser (since July 1996); an officer of 1 portfolio in
since 1999              the OppenheimerFunds complex; formerly Assistant Vice
Age:  38                President of the Adviser (January 1997 - June 1999); before joining the Adviser in July 1996 he was enrolled in the
                        Ph.D. program for Economics at the University of Chicago.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice President and Treasurer (since March 1999) of
Treasurer since 1999    the Manager; Treasurer (since March 1999) of HarbourView
Age: 44                 Asset Management Corporation, Shareholder Services, Inc.,
                        Oppenheimer Real Asset Management Corporation, Shareholder
                        Financial Services, Inc., Oppenheimer Partnership Holdings,
                        Inc., OFI Private Investments, Inc. (since March 2000),
                        OppenheimerFunds International Ltd. and OppenheimerFunds
                        plc (since May 2000) and OFI Institutional Asset
                        Management, Inc. (since November 2000) (offshore fund
                        management subsidiaries of the Manager); Treasurer and
                        Chief Financial Officer (since May 2000) of Oppenheimer
                        Trust Company (a trust company subsidiary of the Manager);
                        Assistant Treasurer (since March 1999) of Oppenheimer
                        Acquisition Corp. and OppenheimerFunds Legacy Program
                        (since April 2000); formerly Principal and Chief Operating
                        Officer (March 1995-March 1999), Bankers Trust
                        Company-Mutual Fund Services Division. An officer of 82
                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,        Assistant Vice President of the Manager (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 82
Age: 40                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice President/Fund Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice President/Corporate Accounting of the
since 2002              Manager (July 1999-March 2002) prior to which he was Chief
Age: 40                 Financial Officer at Sovlink Corporation (April 1996-June
                        1999). An officer of 82 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Senior Vice President (since May 1985) and General Counsel
Secretary since 2001    (since February 2002) of the Manager; General Counsel and a
Age: 55                 director (since November 2001) of OppenheimerFunds
                        Distributor, Inc.; Senior Vice President and General
                        Counsel (since November 2001) of HarbourView Asset
                        Management Corporation; Vice President and a director
                        (since November 2000) of Oppenheimer Partnership Holdings,
                        Inc.; Senior Vice President, General Counsel and a director
                        (since November 2001) of Shareholder Services, Inc.,
                        Shareholder Financial Services, Inc., OFI Private
                        Investments, Inc., Oppenheimer Trust Company and OFI
                        Institutional Asset Management, Inc.; General Counsel
                        (since November 2001) of Centennial Asset Management
                        Corporation; a director (since November 2001) of
                        Oppenheimer Real Asset Management, Inc.; Assistant
                        Secretary and a director (since November 2001) of
                        OppenheimerFunds International Ltd.; Vice President (since
                        November 2001) of OppenheimerFunds Legacy Program;
                        Secretary (since November 2001) of Oppenheimer Acquisition
                        Corp.; formerly Acting General Counsel (November
                        2001-February 2002) and Associate General Counsel (May
                        1981-October 2001) of the Manager; Assistant Secretary of
                        Shareholder Services, Inc. (May 1985-November 2001),
                        Shareholder Financial Services, Inc. (November
                        1989-November 2001); OppenheimerFunds International Ltd.
                        and OppenheimerFunds plc (October 1997-November 2001). An
                        officer of 82 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager; Vice President (since 1999)
since 2001              of OppenheimerFunds Distributor, Inc.; Vice President and
Age: 38                 Assistant Secretary (since 1999) of Shareholder Services,
                        Inc.; Assistant Secretary (since December 2001) of
                        OppenheimerFunds Legacy Program and Shareholder Financial
                        Services, Inc.; formerly an Assistant Counsel (August
                        1994-October 2003) and Assistant Vice President of the
                        Manager (August 1997-June 1998). An officer of 82
                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,       Vice President and Senior Counsel of the Manager (since
Assistant Secretary     July 1999); formerly a Vice President and Associate Counsel
since 2001              of the Manager (September 1995-July 1999). An officer of 73
Age: 46                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

3., 4., 9., 11., and 12.  Inapplicable.

13. See Prospectus, Item 9.1(b).

14.                        The officers of the Fund and one of the Trustees
of the Fund (Mr. Murphy) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended October 31, 2003. The compensation from all 31 of the Board I Funds
(including the Fund) represents compensation received for serving as a director, trustee or member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2003.

-------------------------------------------------------------------------------------
Trustee Name and         Aggregate    Retirement      Estimated          Total
                                                                     Compensation
                                                                       From All
                                                       Annual         Oppenheimer
                                       Benefits      Retirement     Funds For Which
Other Fund                            Accrued as   Benefits to be     Individual
Position(s)            Compensation  Part of Fund     Paid upon        Serves As
(as applicable)         From Fund1    Expenses 2     Retirement3   Trustee/Director
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Clayton K. Yeutter        $1,2664         $0           $36,372         $152,079
Chairman of the Board
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli           $1,072          $0          $55,6785         $213,5366
Regulatory &
Oversight Committee
Chairman
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip Griffiths          $6747          $0           $10,256          $74,500
Regulatory &
Oversight Committee
Member and Governance
Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Leon Levy8                 $646           $0          $133,352          $43,425
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Benjamin Lipstein8         $838           $0          $115,270          $75,076
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joel W. Motley             $6209          $0             $0             $68,900
Governance Committee
Acting Chairman and
Regulatory &
Oversight Committee
Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Elizabeth B. Moynihan8     $854           $0           $57,086          $88,229

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth A. Randall         $880           $0           $74,471          $93,989
Audit Committee
Member and Governance
Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward V. Regan            $915           $0           $46,313          $98,983
Proxy Committee
Chairman and Audit
Committee Chairman
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Russell S. Reynolds,       $707           $0           $48,991          $77,002
Jr.
Proxy Committee
Member and Audit
Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Donald Spiro               $596           $0          $9,39610          $64,080
-------------------------------------------------------------------------------------

1.    Aggregate   compensation  from  the  Fund  includes  fees  and  deferred compensation, if any, for a Trustee.
2.    No retirement  benefit expenses were accrued by the Fund during its last fiscal year for a Trustee.
3.    Estimated  Annual  Retirement  Benefits  to be Paid Upon  Retirement  is
      based on a straight life payment plan election with the  assumption  that a
      Trustee  will  retire  at the age of 75 and is  eligible  (after 7 years of service)  to receive  retirement  plan  benefits as  described  below under
      "Retirement Plan for Trustees."
4.    Includes  $316 deferred by Mr.  Yeutter under the Deferred  Compensation
      Plan described below.
5.    Includes  $24,989  estimated  to be paid to Mr.  Galli for  serving as a trustee or director of 10 other  Oppenheimer  funds that are not Board I
      Funds.
6.    Includes  $96,000  paid to Mr.  Galli for serving as trustee or director of 10 other Oppenheimer funds that are not Board I Funds.
7.    Includes $674 deferred by Mr. Griffiths under the Deferred  Compensation
      Plan described below.
8.    Messrs.  Levy and Lipstein and Ms. Moynihan retired as Trustees from the
      Board I Funds  effective  January 1, 2003,  March 31,  2003 and July 31,
      2003, respectively.
9.    Includes  $124  deferred by Mr.  Motley under the Deferred  Compensation
      Plan described below.
10.   The amount for Mr. Spiro is based on the assumption  that he will retire at age 82 when he becomes  eligible to receive  retirement plan benefits
      (after 7 years of service).

      The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that
Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the Board I Funds for at least 15 years to be eligible for the maximum payment. Because each
Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

Deferred Compensation Plan for Trustees.  The Board of Trustees has adopted a
Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.
The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.  Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any
Trustee or to pay any particular level of compensation to any Trustee.
Pursuant to an Order issued by the Securities and Exchange Commission, the
Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee's deferred fee account.

Item 15. Code of Ethics.

The Fund and the Manager have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the
SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

Item 19.  Control Persons and Principal Holders of Securities.

      1.    Inapplicable.

      2.    As of February 25, 2004, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of the outstanding shares of the Fund were:  Charles Schwab & Co., Inc., 101 Montgomery St San
Francisco, CA 94104, which owned 3,767,401 shares (12.8% of the then outstanding shares); UBS Financial Services, 1000 Harbor Boulevard,
Weehawken, NJ 07087, which owned 2,604,665 shares (8.9% of the then outstanding shares); Citigroup, 333 W 34th St New York, NY, which owned
1,523,785 shares (5.2% of the then outstanding shares); A G Edwards, 1 N
Jefferson, Saint Louis, MO, 63131, which owned 1,828,406 shares (6.3% of the then outstanding shares); and JP Morgan Chase, 270 Park Ave., New York, NY
100171, which owned 1,469,731 shares (5.0% of the then outstanding shares).

      3.    As of February 25, 2004, the Trustees and officers of the Fund, as a group owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager of the Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager.

Item 20.  Investment Advisory and Other Services.

      Reference is made to Item 9 of the Prospectus.

Item 21.  Brokerage Allocation and Other Practices.

      1 and 2.  During the fiscal years ended October 31, 2001, 2002 and
2003, the Fund paid approximately $622,063, $87,859 and $81,882 respectively, in brokerage commissions.  The Fund will not effect portfolio transactions through any broker (i) which is an affiliated person of the Fund, (ii) which is an affiliated person of such affiliated person or (iii) an affiliated person of which is an affiliated person of the Fund or its Manager.  There is no principal underwriter of shares of the Fund. As most purchases of portfolio securities made by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs.  The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.
Transactions in foreign securities markets generally involve the payment of fixed brokerage commissions, which are usually higher than those in the
United States.  The Fund seeks to obtain prompt execution of orders at the most favorable net price.

      3.    The advisory agreement between the Fund and the Manager (the
"Advisory Agreement") contains provisions relating to the selection of brokers, dealers and futures commission merchants (collectively referred to as "brokers") for the Fund's portfolio transactions.  The Manager is authorized by the Advisory Agreement to employ brokers as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions.  The
Manager need not seek competitive bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund.  The Fund will not effect portfolio transactions through affiliates of the Manager.

      Certain other investment companies advised by the Manager and its affiliates have investment objectives and policies similar to those of the
Fund.  If possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined.  The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.  If transactions on behalf of more than one fund during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity.  When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transactions in the security to which the option relates.

      Under the Advisory Agreement, if brokers are used for portfolio transactions, the Manager may select brokers for their execution and/or research services, on which no dollar value can be placed.  Information received by the Manager for those other accounts may or may not be useful to the Fund.  The commissions paid to such dealers may be higher than another qualified dealer would have charged if a good faith determination is made by the Manager that the commission is reasonable in relation to the services provided.  Subject to applicable regulations, sales of shares of the Fund and/or investment companies advised by the Manager or its affiliates may also be considered as a factor in directing transactions to brokers, but only in conformity with the price, execution and other considerations and practices discussed above.

      Such research, which may be provided by a broker through a third party, includes information on particular companies and industries as well as market, economic or institutional activity areas.  It serves to broaden the scope and supplement the research activities of the Manager, to make available additional views for consideration and comparisons, and to enable the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      4.    During the fiscal years ended October 31, 2001, $7,709 was paid to brokers as commissions in return for research services.  There were no commissions paid to brokers for research services during the fiscal year ended October 31, 2002 and October 31, 2003.

      5.    Inapplicable.

Item 22.  Tax Status.

      Reference is made to Item 10 of the Prospectus.

Item 23.  Financial Statements at fiscal year-end October 31, 2003.
INDEPENDENT AUDITORS' REPORT -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- The Board of Trustees and Shareholders of Oppenheimer Multi-Sector Income Trust:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Multi-Sector Income Trust, including the statement of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multi-Sector Income Trust as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP Denver, Colorado November 21, 2003 STATEMENT OF INVESTMENTS October 31, 2003 --------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
U.S. Government Sector--5.7%
-----------------------------------------------------------------------------------

U.S. Government Obligations--5.7%
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.50%, 1/15/13 1                                         $ 2,500,000  $  2,469,285
4.50%, 7/15/13                                             2,500,000     2,449,993
5.50%, 7/15/06                                             1,870,000     2,016,819
-----------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07 2,3                                         5,945,000     6,199,095
7.25%, 5/15/30                                             1,700,000     2,063,627
-----------------------------------------------------------------------------------
Resolution Funding Corp. Federal Book Entry
Principal Strips, 5.85%, 1/15/21 4                           715,000       268,707
-----------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 5.99%, 11/15/18 1,4             300,000       135,450
                                                                      -------------
Total U.S. Government Sector (Cost $15,921,366)                         15,602,976

                                                             Shares
-----------------------------------------------------------------------------------
Corporate Sector--36.4%
-----------------------------------------------------------------------------------

Common Stocks--0.4%
Capital Gaming International, Inc. 5,6                           18             --
-----------------------------------------------------------------------------------
Classic Cable, Inc. 5                                           793             --
-----------------------------------------------------------------------------------
Covad Communications Group, Inc. 5                            6,198         27,147
-----------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 5                         38,618        267,854
-----------------------------------------------------------------------------------
Equinix, Inc. 5                                               6,573        119,629
-----------------------------------------------------------------------------------
Globix Corp. 5                                                6,880         28,208
-----------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 5,6                   24,061         13,234
-----------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                       173          3,754
-----------------------------------------------------------------------------------
NTL, Inc. 5                                                   3,879        239,451
-----------------------------------------------------------------------------------
Orbital Sciences Corp. 5                                        651          5,983
-----------------------------------------------------------------------------------
Pioneer Cos., Inc. 5                                          5,655         28,501
-----------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 5                                  6,878         37,141
-----------------------------------------------------------------------------------
Prandium, Inc. 5                                             14,499          1,015
-----------------------------------------------------------------------------------
Star Gas Partners LP                                            220          5,108
-----------------------------------------------------------------------------------
Sterling Chemicals, Inc. 5                                      250          4,313
-----------------------------------------------------------------------------------
TVMAX Holdings, Inc. 5,6                                      2,500             --
-----------------------------------------------------------------------------------
UGC Europe, Inc. 5                                            4,024        269,608
-----------------------------------------------------------------------------------
WRC Media Corp. 5,6                                             676             14
-----------------------------------------------------------------------------------
XO Communications, Inc. 5                                     1,091          5,837
                                                                      -------------
                                                                         1,056,797
7 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Corporate Bonds and Notes--35.0%
-----------------------------------------------------------------------------------

Consumer Discretionary--11.0%
-----------------------------------------------------------------------------------
Auto Components--1.3%
Collins & Aikman Floorcoverings, Inc., 9.75%
Sr. Sub. Nts., Series B, 2/15/10                       $    200,000   $    216,000
-----------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11    200,000        169,000
-----------------------------------------------------------------------------------
Dana Corp., 9% Unsec. Nts., 8/15/11                         600,000        673,500
-----------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                          400,000        408,000
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                   600,000        552,000
-----------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 7                200,000        213,000
-----------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09        700,000        810,250
-----------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                   200,000        233,000
-----------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts.,
Series B, 7/15/13                                           100,000        111,000
-----------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13 7    100,000        103,000
                                                                      -------------
                                                                         3,488,750

-----------------------------------------------------------------------------------
Automobiles--0.2%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
8.375% Sr. Unsec. Nts., 3/15/13                             400,000        452,000
-----------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--2.2%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 6          400,000        158,000
-----------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11               250,000        271,250
-----------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12             200,000        219,500
-----------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50%
Promissory Nts., 8/1/1995 5,6,8                               5,500             --
-----------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.50%
Sr. Unsec. Sub. Nts., 4/1/09                                200,000        214,000
-----------------------------------------------------------------------------------
Dominos, Inc., 8.25% Sr. Sub. Nts., 7/1/11 7                200,000        212,250
-----------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 5/15/08                                        200,000        221,250
7.625% Nts., 12/1/12                                        200,000        222,250
-----------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12      200,000        220,500
-----------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875%
Sr. Nts., Series B, 5/15/12                                 200,000        219,000
-----------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec.
Sub. Nts., Series B, 8/1/07                                 500,000        578,750
-----------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09 7                             150,000        154,313
8.375% Sr. Sub. Nts., 7/1/11                                400,000        439,000
-----------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10   300,000        328,125
-----------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12       200,000        205,000
-----------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8% Sr. Unsec. Nts., 5/15/10   150,000        162,000
-----------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Nts., 2/1/10                                     250,000        238,750
9.75% Sr. Nts., 4/15/13 7                                   600,000        591,000
-----------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
7.875% Sr. Nts., 5/1/12                                     400,000        444,000
-----------------------------------------------------------------------------------
Sun International Hotels Ltd.,
8.875% Sr. Unsec. Sub. Nts., 8/15/11                        500,000        548,125
-----------------------------------------------------------------------------------
Universal City Development Partners Ltd.,
11.75% Sr. Nts., 4/1/10 7                                   200,000        232,250
-----------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc.,
11% Sec. Nts., 6/15/10                                      200,000        231,750
                                                                      -------------
                                                                         6,111,063
8 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Household Durables--1.3%

Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12           $500,000    $   550,000
-----------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10 1           500,000        580,000
-----------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
8.875% Sr. Sub. Nts., 4/1/12                                300,000        328,500
-----------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                              500,000        556,250
9.50% Sr. Unsec. Sub. Nts., 2/15/11                         500,000        557,500
-----------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Nts., 6/1/11 7                    150,000        167,250
-----------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05         400,000        394,000
-----------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12        100,000        110,500
-----------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12         200,000        220,000
-----------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13           200,000        223,000
                                                                      -------------
                                                                         3,687,000

-----------------------------------------------------------------------------------
Internet & Catalog Retail--0.1%
InterActiveCorp, 7% Nts., 1/15/13                           287,000        317,603
-----------------------------------------------------------------------------------
Leisure Equipment & Products--0.1%
Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11    150,000        157,688
-----------------------------------------------------------------------------------
Media--4.5%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 5,8                      250,000        202,500
9.875% Sr. Nts., Series B, 3/1/07 5,8                       300,000        244,500
10.25% Sr. Unsec. Nts., 11/1/06 5,8                         100,000         81,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 5,8                    300,000        253,500
10.875% Sr. Unsec. Nts., 10/1/10 5,8                        100,000         82,000
-----------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%
Sr. Unsec. Sub. Nts., 12/15/12                              800,000        820,000
-----------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11 500,000        528,125
-----------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09    200,000        215,000
-----------------------------------------------------------------------------------
Charter Communications Holdings LLC/
Charter Communications Holdings Capital Corp.:
8.625% Sr. Unsec. Nts., 4/1/09                            1,300,000      1,049,750
11.125% Sr. Unsec. Nts., 1/15/11                            400,000        342,000
-----------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13         200,000        220,000
-----------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec.
Unsub. Nts., Series B, 4/1/11                               625,000        640,625
-----------------------------------------------------------------------------------
EchoStar DBS Corp.:
9.375% Sr. Unsec. Nts., 2/1/09                              150,000        159,375
10.375% Sr. Unsec. Nts., 10/1/07                            750,000        831,563
-----------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec.
Sub. Nts., Series B, 3/15/09                                600,000        630,750
-----------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr.
Sub. Nts., 3/15/09                                          100,000        106,250
-----------------------------------------------------------------------------------
Hollinger International Publishing, Inc.,
9% Sr. Unsec. Nts., 12/15/10                                400,000        426,000
-----------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11         200,000        212,500
-----------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13 7        150,000        146,625
-----------------------------------------------------------------------------------
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Debs., 6/15/13                               100,000        108,500
-----------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp.,
9.50% Sr. Unsec. Nts., 1/15/13                              600,000        573,000
-----------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23      380,000        482,318
-----------------------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12               400,000        433,000
9 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Media Continued
PRIMEDIA, Inc., 8% Sr. Nts., 5/15/13 7                   $  500,000    $   511,250
-----------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I,
10.875% Sr. Sub. Nts., 12/15/12 7                           200,000        239,500
-----------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11                                 200,000        221,000
-----------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                          1,200,000      1,272,000
8.75% Sr. Sub. Nts., 12/15/11                               300,000        330,000
-----------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec. Sub. Nts., 11/1/09                        300,000        312,750
-----------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09 7                 100,000        106,750
-----------------------------------------------------------------------------------
Von Hoffmann Corp., 10.25% Sr. Unsec. Nts., 3/15/09 7       100,000        108,250
-----------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09                              300,000        292,500
                                                                      -------------
                                                                        12,182,881

-----------------------------------------------------------------------------------
Multiline Retail--0.3%
J.C. Penney Co., Inc., 8% Nts., 3/1/10                      200,000        223,500
-----------------------------------------------------------------------------------
Saks, Inc., 9.875% Nts., 10/1/11                            400,000        476,000

                                                                           699,500

-----------------------------------------------------------------------------------
Specialty Retail--0.7%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12    200,000        209,000
-----------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06                500,000        565,000
-----------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                  400,000        403,500
-----------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08          300,000        310,500
-----------------------------------------------------------------------------------
Gap, Inc. (The), 6.90% Nts., 9/15/07                        200,000        218,500
-----------------------------------------------------------------------------------
Hollywood Entertainment Corp.,
9.625% Sr. Sub. Nts., 3/15/11 6                             200,000        217,500
                                                                      -------------
                                                                         1,924,000

-----------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--0.3%
Broder Bros. Co., 11.25% Sr. Nts., 10/15/10 7               200,000        206,000
-----------------------------------------------------------------------------------
Consoltex Group, Inc., 11% Sr. Sub. Nts., 1/31/09 6,9       436,563             44
-----------------------------------------------------------------------------------
Levi Strauss & Co.:
11.625% Sr. Unsec. Nts., 1/15/08                            200,000        173,000
12.25% Sr. Nts., 12/15/12                                   250,000        208,750
-----------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 7          150,000        162,188
-----------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                       100,000        105,500
                                                                      -------------
                                                                           855,482

-----------------------------------------------------------------------------------
Consumer Staples--1.8%
-----------------------------------------------------------------------------------
Beverages--0.0%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12   100,000        110,250
-----------------------------------------------------------------------------------
Food & Staples Retailing--0.7%
Delhaize America, Inc., 8.125% Unsub. Debs., 4/15/11        341,000        378,084
-----------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.125% Sr. Unsec. Nts., 4/1/08 8                           500,000         80,000
10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07 6,8         200,000          1,020
-----------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The),
9.125% Sr. Nts., 12/15/11                                   200,000        170,000
10 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Food & Staples Retailing Continued
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07        $ 775,000    $   806,000
-----------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                250,000        268,750
9.50% Sr. Sec. Nts., 2/15/11                                100,000        113,000
                                                                      -------------
                                                                         1,816,854

-----------------------------------------------------------------------------------
Food Products--0.6%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08 8 200,000        134,000
-----------------------------------------------------------------------------------
Burns Philp Capital Pty Ltd.,
9.75% Sr. Sub. Nts., 7/15/12 7                              100,000        102,500
-----------------------------------------------------------------------------------
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12 7           200,000        222,000
-----------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10 6               200,000        206,000
-----------------------------------------------------------------------------------
Dole Food Co., Inc., 8.875% Sr. Unsec. Nts., 3/15/11         50,000         54,250
-----------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Nts., 10/1/11 7           100,000        107,500
-----------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                        400,000        422,000
8% Sr. Nts., Series B, 10/15/09                             300,000        331,500
                                                                      -------------
                                                                         1,579,750

-----------------------------------------------------------------------------------
Household Products--0.5%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08 6                 600,000        633,000
-----------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Unsec.
Sub. Nts., Series B, 11/15/07 6                             300,000        298,500
-----------------------------------------------------------------------------------
Rayovac Corp., 8.50% Sr. Sub. Nts., 10/1/13 7               100,000        104,500
-----------------------------------------------------------------------------------
Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05  500,000        492,500
-----------------------------------------------------------------------------------
Styling Technology Corp., 10.875%
Sr. Unsec. Sub. Nts., 7/1/08 5,6,8                          400,000             --
                                                                      -------------
                                                                         1,528,500

-----------------------------------------------------------------------------------
Energy--1.7%
-----------------------------------------------------------------------------------
Energy Equipment & Services--0.4%
Hornbeck-Leevac Marine Services, Inc.,
10.625% Sr. Nts., 8/1/08                                    750,000        832,500
-----------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09        100,000        108,000
-----------------------------------------------------------------------------------
Universal Compression, Inc.,
7.25% Sr. Unsec. Sub. Nts., 5/15/10                         200,000        209,000
                                                                      -------------
                                                                         1,149,500

-----------------------------------------------------------------------------------
Oil & Gas--1.3%
Chesapeake Energy Corp.:
7.75% Sr. Unsec. Nts., 1/15/15                              200,000        217,000
8.125% Sr. Unsec. Nts., 4/1/11                              300,000        330,750
-----------------------------------------------------------------------------------
El Paso Energy Partners LP, 10.625% Sr. Sub. Nts., 12/1/12  200,000        236,500
-----------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                    200,000        209,000
-----------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09               600,000        681,000
-----------------------------------------------------------------------------------
GulfTerra Energy Partners LP, 8.50%
Sr. Unsec. Sub. Nts., Series B, 6/1/10                      150,000        164,250
-----------------------------------------------------------------------------------
Pemex Project Funding Master Trust,
8.50% Unsub. Nts., 2/15/08                                  265,000        303,756
-----------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12      200,000        224,696
-----------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13        500,000        570,000
-----------------------------------------------------------------------------------
Tesoro Petroleum Corp., 8% Sr. Sec. Nts., 4/15/08           100,000        106,500
11 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Oil & Gas Continued
Tom Brown, Inc., Units (each unit consists of $512
principal amount of 7.25% sr. sub. nts., due 2013 and
$488 principal amount of Tom Brown Resources Funding Corp.,
7.25% sr. sub. nts., due 2013) 10                         $ 100,000   $    105,000
-----------------------------------------------------------------------------------
Westport Resources Corp., 8.25% Sr.
Unsec. Sub. Nts., 11/1/11                                   200,000        221,500
-----------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                   100,000        112,500
                                                                      -------------
                                                                         3,482,452

-----------------------------------------------------------------------------------
Financials--1.7%
-----------------------------------------------------------------------------------
Commercial Banks--0.3%
Decrane Aircraft Holdings, Inc., 12% Sr.
Unsec. Sub. Nts., Series B, 9/30/08                         800,000        404,000
-----------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12   300,000        329,250
                                                                      -------------
                                                                           733,250

-----------------------------------------------------------------------------------
Diversified Financial Services--0.4%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12         200,000        226,000
-----------------------------------------------------------------------------------
Finova Group, Inc. (The), 7.50% Nts., 11/15/09              400,000        202,000
-----------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07     250,000        257,500
-----------------------------------------------------------------------------------
Pemex Project Funding Master Trust,
7.375% Unsec. Unsub. Nts., 12/15/14                         410,000        432,550
                                                                      -------------
                                                                         1,118,050

-----------------------------------------------------------------------------------
Insurance--0.1%
Arbor I Ltd., 16.64% Nts., 6/15/06 6,11                     250,000        251,875
-----------------------------------------------------------------------------------
Real Estate--0.9%
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07             100,000        100,000
-----------------------------------------------------------------------------------
Corrections Corp. of America, 9.875% Sr. Nts., 5/1/09       100,000        112,625
-----------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                      285,000        309,938
-----------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                   400,000        445,000
-----------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125%
Sr. Unsec. Nts., 1/15/11                                    700,000        743,750
-----------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust,
9.75% Sr. Sec. Nts., Series B, 4/1/08                       700,000        721,000
                                                                      -------------
                                                                         2,432,313

-----------------------------------------------------------------------------------
Health Care--2.3%
-----------------------------------------------------------------------------------
Health Care Equipment & Supplies--0.2%
Fisher Scientific International, Inc.,
8.125% Sr. Sub. Nts., 5/1/12                                200,000        216,000
-----------------------------------------------------------------------------------
Vanguard Health Systems, Inc.,
9.75% Sr. Unsec. Sub. Nts., 8/1/11                          400,000        430,000
                                                                      -------------
                                                                           646,000

-----------------------------------------------------------------------------------
Health Care Providers & Services--2.1%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13        100,000        106,000
-----------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25% Sr. Unsec. Nts., 11/15/12    200,000        207,000
-----------------------------------------------------------------------------------
Extendicare Health Services, Inc.,
9.50% Sr. Unsec. Sub. Nts., 7/1/10                          100,000        110,500
-----------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II,
7.875% Nts., 2/1/08 6                                       900,000        947,250
-----------------------------------------------------------------------------------
Healthsouth Corp., 7.625% Nts., 6/1/12                      800,000        700,000
-----------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec.
Sub. Nts., Series B, 8/15/12                                200,000        219,000
-----------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12       600,000        672,000
12 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Health Care Providers & Services Continued
PacifiCare Health Systems, Inc., 10.75%
Sr. Unsec. Unsub. Nts., 6/1/09                          $   400,000   $    462,000
-----------------------------------------------------------------------------------
Quintiles Transnational Corp., 10%
Sr. Sub. Nts., 10/1/13 7                                    150,000        159,000
-----------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50%
Sr. Unsec. Sub. Nts., 4/1/12                                400,000        434,000
-----------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.375% Sr. Nts., 12/1/11            637,000        594,003
-----------------------------------------------------------------------------------
Triad Hospitals, Inc., 8.75%
Sr. Unsec. Nts., Series B, 5/1/09                           700,000        761,250
-----------------------------------------------------------------------------------
US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12             200,000        214,000
                                                                      -------------
                                                                         5,586,003

-----------------------------------------------------------------------------------
Pharmaceuticals--0.0%
aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                  100,000        111,500
-----------------------------------------------------------------------------------
Industrials--5.5%
-----------------------------------------------------------------------------------
Aerospace & Defense--0.6%
Alliant Techsystems, Inc., 8.50%
Sr. Unsec. Sub. Nts., 5/15/11                               200,000        222,000
-----------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Nts., 10/1/107                                    100,000        103,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                         200,000        181,000
-----------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr.
Unsec. Sub. Nts., 12/15/10                                  125,000        140,625
-----------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12       150,000        167,250
-----------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11 7           200,000        213,500
-----------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13 7                                  150,000        171,000
11% Sr. Sub. Nts., 2/15/13 7                                150,000        177,750
-----------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11 7    100,000        101,000
                                                                      -------------
                                                                         1,477,625

-----------------------------------------------------------------------------------
Air Freight & Logistics--0.1%
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08 5,8                                 200,000         95,000
9.375% Sr. Unsec. Nts., 11/15/06 8                          300,000        142,500
                                                                      -------------
                                                                           237,500

-----------------------------------------------------------------------------------
Airlines--0.7%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05       1,000,000       875,000
-----------------------------------------------------------------------------------
Amtran, Inc., 10.50% Sr. Nts., 8/1/04                      1,200,000     1,026,000
                                                                      -------------
                                                                         1,901,000

-----------------------------------------------------------------------------------
Building Products--0.4%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12    100,000        108,625
-----------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10 7        200,000        213,000
-----------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                    300,000        312,000
9.25% Sr. Nts., Series B, 3/15/07                           300,000        311,625
9.875% Sr. Unsec. Sub. Nts., 6/15/11                        100,000        108,250
                                                                      -------------
                                                                         1,053,500
13 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Commercial Services & Supplies--2.0%
Allied Waste North America, Inc.:
7.875% Sr. Nts., 4/15/13                                 $  200,000    $   215,500
7.875% Sr. Unsec. Nts., Series B, 1/1/09                    600,000        630,000
8.50% Sr. Sub. Nts., 12/1/08                                500,000        553,750
-----------------------------------------------------------------------------------
American Color Graphics, Inc., 10%
Sr. Sec. Nts., 6/15/10 7                                    100,000        107,750
-----------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 5,8      400,000         90,000
-----------------------------------------------------------------------------------
Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09     300,000        333,000
-----------------------------------------------------------------------------------
Comforce Operating, Inc., 12%
Sr. Nts., Series B, 12/1/07 6                               200,000        151,000
-----------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc.,
10.375% Sr. Sub. Nts., 8/1/07 6                             600,000        537,000
-----------------------------------------------------------------------------------
Kindercare Learning Centers, Inc.,
9.50% Sr. Sub. Nts., 2/15/09 6                              250,000        256,250
-----------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                 300,000        338,250
-----------------------------------------------------------------------------------
Moore North American Finance, Inc.,
7.875% Sr. Nts., 1/15/11 7                                  100,000        108,500
-----------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05 6                           400,000        332,000
-----------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09 5,6,8     50,000          2,500
-----------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09     100,000        111,000
-----------------------------------------------------------------------------------
United Rentals (North America), Inc.:
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09               100,000        105,750
10.75% Sr. Unsec. Nts., Series B, 4/15/08                   400,000        451,000
10.75% Sr. Unsec. Nts., Series B, 4/15/08                 1,000,000      1,127,500
                                                                      -------------
                                                                         5,450,750

-----------------------------------------------------------------------------------
Construction & Engineering--0.0%
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09 6                100,000        114,000
-----------------------------------------------------------------------------------
Industrial Conglomerates--0.2%
Great Lakes Dredge & Dock Corp., 11.25%
Sr. Unsec. Sub. Nts., 8/15/08                               610,000        646,600
-----------------------------------------------------------------------------------
Machinery--1.0%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                    215,000        275,200
-----------------------------------------------------------------------------------
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                   500,000        547,500
-----------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                     400,000        384,000
-----------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 5,6,8             800,000          8,000
-----------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09 6                   100,000        110,500
-----------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625%
Sr. Sub. Nts., Series B, 6/15/07                            500,000        467,500
-----------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                           400,000        429,000
-----------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08                         300,000        314,250
9.25% Sr. Unsec. Sub. Nts., 7/15/11                         200,000        221,500
                                                                      -------------
                                                                         2,757,450

-----------------------------------------------------------------------------------
Marine--0.4%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                    300,000        346,500
-----------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50%
First Priority Ship Mtg. Nts., 6/30/07 6,8                  750,000        266,250
-----------------------------------------------------------------------------------
Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08               500,000        462,500
                                                                      -------------
                                                                         1,075,250
14 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Road & Rail--0.1%
Kansas City Southern Railway Co. (The),
7.50% Sr. Nts., 6/15/09                                  $  200,000   $    208,500
-----------------------------------------------------------------------------------
Transportation Infrastructure--0.0%
Worldspan LP/Worldspan Financial Corp.,
9.625% Sr. Nts., 6/15/11 7                                  100,000         98,000
-----------------------------------------------------------------------------------
Information Technology--1.1%
-----------------------------------------------------------------------------------
Communications Equipment--0.2%
Orion Network Systems, Inc., 12.50%
Sr. Disc. Nts., 1/15/07 8                                 1,150,000        569,250
-----------------------------------------------------------------------------------
Computers & Peripherals--0.2%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09       400,000        438,000
-----------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.2%
ChipPAC International Co. Ltd., 12.75% Sr.
Unsec. Sub. Nts., Series B, 8/1/09                          200,000        221,000
-----------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08 6  300,000        325,125
                                                                      -------------
                                                                           546,125

-----------------------------------------------------------------------------------
Internet Software & Services--0.0%
Globix Corp., 11% Sr. Nts., 4/26/08 6                        65,615         56,101
-----------------------------------------------------------------------------------
NorthPoint Communications Group, Inc.,
12.875% Nts., 2/15/10 5,6,8                                 160,138            200
-----------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06 5,6,8 [EUR]                 500,000         28,336
11% Sr. Nts., 8/1/09 5,8                                    540,935         28,399
                                                                      -------------
                                                                           113,036

-----------------------------------------------------------------------------------
IT Services--0.2%
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15           500,000        536,250
-----------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11 7               50,000         57,750
                                                                      -------------
                                                                           594,000

-----------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--0.3%
AMI Semiconductor, Inc., 10.75%
Sr. Unsec. Sub. Nts., 2/1/13                                300,000        349,500
-----------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25%
Sr. Unsec. Sub. Nts., 2/15/08                               300,000        337,500
                                                                      -------------
                                                                           687,000

-----------------------------------------------------------------------------------
Materials--3.9%
-----------------------------------------------------------------------------------
Chemicals--0.9%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                              200,000        200,000
10.625% Sr. Nts., 5/1/11 7                                  200,000        210,000
-----------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 13.08%
Sr. Unsec. Disc. Nts., 12/31/09 4                           300,000        121,500
-----------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09         200,000        212,000
-----------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09         200,000        220,000
-----------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 7    250,000        265,000
-----------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                   200,000        201,000
9.625% Sr. Sec. Nts., Series A, 5/1/07                      100,000        102,000
9.875% Sec. Nts., Series B, 5/1/07                          400,000        408,000
-----------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11               200,000        203,000
-----------------------------------------------------------------------------------
Pioneer Cos., Inc., 4.64% Sr. Sec. Nts., 12/31/06 11         27,687         25,057
15 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Chemicals Continued
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07 6                            $  191,746   $    181,200
11.25% Sr. Sub. Nts., 8/15/06 5,6,8                         200,000             --
-----------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11 7          200,000        212,000
                                                                      -------------
                                                                         2,560,757

-----------------------------------------------------------------------------------
Construction Materials--0.1%
Texas Industries, Inc., 10.25% Sr. Nts., 6/15/11 7          200,000        224,000
-----------------------------------------------------------------------------------
Containers & Packaging--1.5%
Ball Corp.:
6.875% Sr. Unsec. Nts., 12/15/12 7                          150,000        157,125
7.75% Sr. Unsec. Nts., 8/1/06                               300,000        325,500
-----------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11 7                                   250,000        276,875
9.50% Sr. Sub. Nts., 8/15/13 7                              200,000        223,500
-----------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12     450,000        474,750
-----------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.75% Sr. Sec. Nts., 11/15/12                               500,000        550,000
8.875% Sr. Sec. Nts., 2/15/09                               900,000        981,000
-----------------------------------------------------------------------------------
Stone Container Corp.:
9.25% Sr. Unsec. Nts., 2/1/08                               250,000        273,750
9.75% Sr. Unsec. Nts., 2/1/11                               400,000        438,000
-----------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12          250,000        252,500
                                                                      -------------
                                                                         3,953,000

-----------------------------------------------------------------------------------
Metals & Mining--1.2%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13 7          200,000        208,000
-----------------------------------------------------------------------------------
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08         400,000        442,000
-----------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10 7     200,000        199,000
-----------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12       400,000        436,000
-----------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875%
Sr. Nts., Series B, 10/15/06 5,6,8                          500,000        427,500
-----------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                      200,000         97,000
-----------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09             200,000        165,000
-----------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr.
Unsec. Nts., Series B, 3/15/13                              200,000        211,500
-----------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09               200,000        221,000
-----------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                100,000        111,250
-----------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                     200,000        212,000
10.75% Sr. Nts., 8/1/08                                     400,000        441,000
                                                                      -------------
                                                                         3,171,250

-----------------------------------------------------------------------------------
Paper & Forest Products--0.2%
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13 7        50,000         52,500
-----------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11      500,000        546,250
                                                                      -------------
                                                                           598,750
16 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Telecommunication Services--3.2%
-----------------------------------------------------------------------------------
Diversified Telecommunication Services--0.7%
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 5,6,8          $  252,303    $     2,208
-----------------------------------------------------------------------------------
Concentric Network Corp., Escrow Shares, 12/15/07 5,6,15    495,000             --
-----------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts., 11/15/09                            100,000        113,750
-----------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10 7                                   150,000        164,250
9.875% Sr. Sub. Nts., 8/15/13 7                             300,000        342,750
-----------------------------------------------------------------------------------
Focal Communications Corp., 11.875%
Sr. Unsec. Nts., Series B, 1/15/10 5,8                       75,000          6,563
-----------------------------------------------------------------------------------
Intermedia Communications, Inc., 0%/12.25%
Sr. Disc. Nts., Series B, 3/1/09 5,8,12                     100,000         38,500
-----------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09       250,000        262,813
-----------------------------------------------------------------------------------
Level 3 Communications, Inc., 0%/10.50%
Sr. Disc. Nts., 12/1/08 12                                  400,000        370,000
-----------------------------------------------------------------------------------
MCI Communications Corp., 7.75% Sr.
Unsec. Debs., 3/23/25 5,8                                   100,000         83,250
-----------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10%
Sr. Unsec. Nts., Series B, 11/15/08 5,8                     200,000         13,500
-----------------------------------------------------------------------------------
Nextlink Communications, Inc.:
Escrow Shares, 3/15/08 5,6,15                               250,000             --
Escrow Shares, 11/15/08 5,6,15                              200,000             --
Escrow Shares, 6/1/09 5,6,15                                200,000             --
-----------------------------------------------------------------------------------
Qwest Corp., 8.875% Nts., 3/15/12 7                         200,000        227,000
-----------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                   255,000        291,030
-----------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 5,6,8              200,000             --
-----------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 5,6,8           195,000             --
                                                                      -------------
                                                                         1,915,614

-----------------------------------------------------------------------------------
Wireless Telecommunication Services--2.5%
Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11      200,000        193,000
-----------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25%
Sr. Sub. Disc. Nts., 8/1/08 4                               400,000        276,000
-----------------------------------------------------------------------------------
CellNet Data Systems, Inc.,
Sr. Unsec. Disc. Nts., 10/1/07 5,6,8                        554,000             --
-----------------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial
Communications Corp.,
10.125% Sr. Nts., 6/15/13 7                                 300,000        313,500
-----------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11 12                       550,000        566,500
10.75% Sr. Nts., 8/1/11                                     200,000        225,500
-----------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13 7     200,000        204,000
-----------------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 5,6,8,12           200,000         23,000
12.50% Sr. Nts., 4/15/10 6,8                                400,000         54,000
-----------------------------------------------------------------------------------
Nextel Communications, Inc.:
7.375% Sr. Nts., 8/1/15                                     140,000        146,300
9.375% Sr. Unsec. Nts., 11/15/09                          2,000,000      2,190,000
-----------------------------------------------------------------------------------
Orbcomm Global LP, Escrow Shares, 8/15/04 5,6,15            175,000             --
-----------------------------------------------------------------------------------
Rural Cellular Corp.:
9.625% Sr. Sub. Nts., Series B, 5/15/08                     600,000        540,000
9.875% Sr. Nts., 2/1/10 7                                   200,000        200,500
-----------------------------------------------------------------------------------
SBA Communications Corp., 12%
Sr. Unsec. Disc. Nts., 3/1/08                               800,000        852,000
-----------------------------------------------------------------------------------
SpectraSite, Inc., 8.25% Sr. Nts., 5/15/10 7                100,000        106,500
17 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Wireless Telecommunication Services Continued
Triton PCS, Inc.:
8.50% Sr. Unsec. Nts., 6/1/13                             $ 200,000   $    211,500
8.75% Sr. Unsec. Sub. Nts., 11/15/11                        100,000         96,500
-----------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec.
Sub. Disc. Nts., Series B, 11/1/09 12                       500,000        327,500
-----------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Nts., 7/15/13 7           250,000        262,500
                                                                      -------------
                                                                         6,788,800

-----------------------------------------------------------------------------------
Utilities--2.8%
-----------------------------------------------------------------------------------
Electric Utilities--2.1%
AES Corp. (The), 8.75% Sr. Unsec. Unsub. Nts., 6/15/08       47,000         48,880
-----------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05%
Sr. Sec. Nts., Series B, 12/15/09                           445,792        479,226
-----------------------------------------------------------------------------------
Calpine Corp.:
8.25% Sr. Unsec. Nts., 8/15/05                              100,000         90,500
8.50% Sr. Sec. Nts., 7/15/10 7                            1,100,000      1,012,000
8.50% Sr. Unsec. Nts., 2/15/11                              600,000        432,000
8.75% Sr. Nts., 7/15/07                                     200,000        156,000
8.75% Sr. Sec. Nts., 7/15/13 7                              550,000        506,000
-----------------------------------------------------------------------------------
CMS Energy Corp.:
7.75% Sr. Nts., 8/1/10 7                                    100,000        102,250
9.875% Sr. Unsec. Nts., 10/15/07                            900,000        987,750
-----------------------------------------------------------------------------------
Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08         200,000        187,000
-----------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99%
Sec. Bonds, Series B, 12/30/11                              468,000        485,550
-----------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30%
Sr. Unsec. Nts., 5/1/11 8                                   600,000        499,500
-----------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10 7                               100,000        107,500
-----------------------------------------------------------------------------------
PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08 7                 200,000        213,000
-----------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10 7                              150,000        135,000
9.50% Sr. Sec. Nts., 7/15/13 7                              150,000        134,250
-----------------------------------------------------------------------------------
Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07         275,000        314,531
                                                                      -------------
                                                                         5,890,937

-----------------------------------------------------------------------------------
Gas Utilities--0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
8.875% Sr. Unsec. Nts., Series B, 5/20/11                   200,000        218,000
-----------------------------------------------------------------------------------
SEMCO Energy, Inc.:
7.125% Sr. Nts., 5/15/08 7                                  100,000        102,500
7.75% Sr. Nts., 5/15/13 7                                   100,000        103,500
-----------------------------------------------------------------------------------
Williams Cos., Inc. (The), 7.125% Nts., 9/1/11              100,000        103,000
                                                                      -------------
                                                                           527,000

-----------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power--0.5%
Consumers Energy Co., 7.375% Nts., 9/15/23                  200,000        206,201
-----------------------------------------------------------------------------------
Dynegy Holdings, Inc., 10.125% Sr. Sec. Nts., 7/15/13 7     400,000        436,000
-----------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Nts., 6/1/13 7    300,000        289,500
-----------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, Sec. Pass-Through Certificates,
Series A, 8.625%, 6/30/12                                   133,669        133,753
18 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                Principal   Market Value
                                                                   Amount     See Note 1
-----------------------------------------------------------------------------------------

Multi-Utilities & Unregulated Power Continued
Williams Cos., Inc. (The), 8.625% Sr. Nts., 6/1/10              $ 200,000    $   220,000
                                                                             ------------
                                                                               1,285,454
                                                                             ------------
                                                                              95,305,412

                                                                   Shares
-----------------------------------------------------------------------------------------
Preferred Stocks--0.7%
Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.           4,000        235,040
-----------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg.            600        126,375
-----------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75%
Jr. Redeemable, Non-Vtg. 5,6,9                                        249             25
-----------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75%
Cum. Exchangeable, Series B, Non-Vtg. 5,6                           4,000        281,000
-----------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 10.50%
Sr. Exchangeable, Non-Vtg. 5,6,9                                    4,210             --
-----------------------------------------------------------------------------------------
Intermedia Communications, Inc.,
13.50% Exchangeable, Series B 5,6,9                                     3            150
-----------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25%
Sr. Redeemable Exchangeable, Non-Vtg. 5,6,9                         3,031             --
-----------------------------------------------------------------------------------------
NTL Europe, Inc., 10% Nts., Series A, Non-Vtg.                          4             19
-----------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. 5,9                                                        --          3,487
14.25% Cum. Jr. Exchangeable, Non-Vtg. 9                               36        339,300
-----------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 9              115         92,863
-----------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust,
12% Non-Cum., Series A 5,6                                          5,750        858,188
                                                                             ------------
                                                                               1,936,447

                                                                Principal
                                                                   Amount
-----------------------------------------------------------------------------------------
Structured Notes--0.1%
Swiss Re Capital Markets Corp./Fujiyama Ltd.
Catastrophe Linked Nts., 5.13%, 5/16/057,11                     $ 250,000        251,530

                                  Date    Strike                Contracts
-----------------------------------------------------------------------------------------
Options Purchased--0.2%
Euro Call 5,6                   4/1/04      1.20EUR             8,060,000EUR      94,302
-----------------------------------------------------------------------------------------
Japanese Yen Call 5,6           6/1/04       107JPY           347,000,000JPY      73,148
-----------------------------------------------------------------------------------------
Japanese Yen Call 5,6          4/22/04    102.92JPY         1,817,000,000JPY     229,469
-----------------------------------------------------------------------------------------
Japanese Yen Put 5,6           2/25/04       122JPY/EUR 16   1,770,000EUR         17,558
                                                                             ------------
                                                                                 414,477
                                                                             ------------
Total Corporate Sector (Cost $100,101,815)                                    98,964,663

                                                                    Units
-----------------------------------------------------------------------------------------
Convertible Sector--1.2%
-----------------------------------------------------------------------------------------
Rights, Warrants and Certificates--1.2%
American Tower Corp. Wts., Exp. 8/1/08 5,6                            400         56,200
-----------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts., Exp. 9/1/04 5                         1,936            133
-----------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 5,6                                 300              3
-----------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 5,6                      600             --
-----------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 5,6                800             --
-----------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 5,6                   700              7
19 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                                      Market Value
                                                              Units     See Note 1
-----------------------------------------------------------------------------------

Rights, Warrants and Certificates Continued
Horizon PCS, Inc. Wts., Exp. 10/1/10 5,6                      1,000    $        --
-----------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 5,6               4,125             41
-----------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 5,6                                              6,035             30
Exp. 5/16/06 5,6                                                  9             --
-----------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 5,6                            720             --
-----------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 5,6        400             --
-----------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 5,6        400             --
-----------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 5,6        975             10
-----------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 5,6              700              7
-----------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc. All Country Asia Free
(except for Japan) Wts., Exp. 3/4/05 5                       58,900        832,104
-----------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc.
Basket of countries Wts., Exp. 3/4/05 5                      86,269      1,133,764
-----------------------------------------------------------------------------------
Morgan Stanley Capital III, Inc. All Country Asia Free
(except for Japan) Wts., Exp. 3/4/05 5                      113,943      1,333,794
-----------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 5,6                             500            313
-----------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 5                    6,738          6,738
-----------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 5,6                   6,400             --
-----------------------------------------------------------------------------------
Republic Technologies International LLC
Wts., Exp. 7/15/09 5,6                                          200             --
-----------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 5,6                407             --
-----------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 5,6             500              8
-----------------------------------------------------------------------------------
XO Communications, Inc. Rts., Exp. 11/14/03 5                12,320          4,435
-----------------------------------------------------------------------------------
XO Communications, Inc.:
Cl. A Wts., Exp. 1/16/10 5                                    2,188          3,501
Cl. B Wts., Exp. 1/16/10 5                                    1,641          2,338
Cl. C Wts., Exp. 1/16/10 5                                    1,641          1,575
                                                                      -------------
Total Convertible Sector (Cost $2,605,498)                               3,375,001

                                                             Shares
-----------------------------------------------------------------------------------
International Sector--38.0%
-----------------------------------------------------------------------------------
Common Stocks--0.9%
AO VimpelCom, Sponsored ADR 5                                   870         56,637
-----------------------------------------------------------------------------------
Banco Bradesco SA, Sponsored ADR                              5,405        113,451
-----------------------------------------------------------------------------------
Banco Itau Holding Financeira SA, ADR                         4,040        165,034
-----------------------------------------------------------------------------------
Bank Pekao SA, GDR                                            3,243         93,593
-----------------------------------------------------------------------------------
Brasil Telecom Participacoes SA, ADR                          4,715        172,192
-----------------------------------------------------------------------------------
Cesky Telecom AS, GDR                                         6,870         69,731
-----------------------------------------------------------------------------------
COLT Telecom Group plc, ADR 5                                 7,020         49,140
-----------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                       10,395        220,374
-----------------------------------------------------------------------------------
Companhia Siderurgica Nacional SA, Sponsored ADR                445         18,356
-----------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                               5,185        237,214
-----------------------------------------------------------------------------------
Gedeon Richter Rt, Sponsored GDR, S Shares                      519         53,831
-----------------------------------------------------------------------------------
JSC Mining & Metallurgical Co. Norilsk Nickel, ADR            1,035         55,683
-----------------------------------------------------------------------------------
KGHM Polska Miedz SA, GDR 5                                   2,909         36,508
20 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------

Common Stocks Continued
Komercni Banka AS, GDR                                        4,424    $   128,296
-----------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                           680         55,413
-----------------------------------------------------------------------------------
Magyar Tavkozlesi Rt, Sponsored ADR                           3,532         64,070
-----------------------------------------------------------------------------------
Microcell Telecommunications, Inc. 5                            930         12,122
-----------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. A 5                       7             94
-----------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B 5                     925         11,966
-----------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt, Sponsored GDR                 2,234         69,813
-----------------------------------------------------------------------------------
OAO Gazprom, Sponsored ADR 5                                  2,370         55,103
-----------------------------------------------------------------------------------
OTP Bank Ltd., GDR, S Shares 5                                4,361        107,172
-----------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                  14,235        334,523
-----------------------------------------------------------------------------------
Polski Koncern Naftowy Orlen SA, GDR                          7,585         95,343
-----------------------------------------------------------------------------------
Surgutneftegaz, Sponsored ADR                                 2,215         54,489
-----------------------------------------------------------------------------------
Telekomunikacja Polska SA, GDR                               24,927         86,247
-----------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 5,6                               763          3,395
-----------------------------------------------------------------------------------
YUKOS, ADR                                                    1,055         48,108
                                                                      -------------
                                                                         2,467,898

                                                          Principal
                                                            Amount
-----------------------------------------------------------------------------------
Corporate Bonds and Notes--4.2%
-----------------------------------------------------------------------------------
Consumer Discretionary--0.7%
-----------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--0.2%
Intrawest Corp., 7.50% Sr. Nts., 10/15/13 7                $400,000        403,000
-----------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75%
Sr. Unsub. Nts., 2/2/11                                     200,000        224,000
                                                                      -------------
                                                                           627,000

-----------------------------------------------------------------------------------
Media--0.5%
British Sky Broadcasting Group plc, 8.20%
Sr. Unsec. Nts., 7/15/09                                    596,000        695,341
-----------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12      200,000        221,250
-----------------------------------------------------------------------------------
Videotron Ltee, 6.875% Sr. Nts., 1/15/14 7                  100,000        103,750
-----------------------------------------------------------------------------------
Vivendi Universal SA, 9.25% Sr. Nts., 4/15/10 7             300,000        350,250
                                                                      -------------
                                                                         1,370,591

-----------------------------------------------------------------------------------
Consumer Staples--0.3%
-----------------------------------------------------------------------------------
Food Products--0.3%
United Biscuits Finance plc, 10.75%
Sr. Sub. Nts., 4/15/11 6 [GBP]                              500,000        944,988
-----------------------------------------------------------------------------------
Energy--1.6%
-----------------------------------------------------------------------------------
Energy Equipment & Services--0.4%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08         1,200,000      1,098,000
-----------------------------------------------------------------------------------
Oil & Gas--1.2%
Pemex Project Funding Master Trust,
6.625% Nts., 4/4/10 [EUR]                                   460,000        556,073
-----------------------------------------------------------------------------------
Petroleos Mexicanos:
6.50% Unsub. Nts., 2/1/05                                 2,110,000      2,210,225
9.375% Sr. Unsec. Bonds, 12/2/08                            300,000        355,500
                                                                      -------------
                                                                         3,121,798
21 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Industrials--0.6%
-----------------------------------------------------------------------------------
Industrial Conglomerates--0.5%
Tyco International Group SA, 6.375% Nts., 10/15/11       $1,300,000    $ 1,358,500
-----------------------------------------------------------------------------------
Marine--0.0%
Pacific & Atlantic Holdings, Inc.,
3.75% Sec. Nts., 12/31/07 7                                 166,067         49,405
-----------------------------------------------------------------------------------
Road & Rail--0.1%
Stena AB, 9.625% Sr. Nts., 12/1/12                          150,000        164,250
-----------------------------------------------------------------------------------
Materials--0.5%
-----------------------------------------------------------------------------------
Chemicals--0.0%
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08            87,434         79,128
-----------------------------------------------------------------------------------
Containers & Packaging--0.3%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                 300,000        334,500
10.875% Sr. Sec. Nts., 3/1/13                               100,000        114,500
-----------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12              200,000        223,000
                                                                      -------------
                                                                           672,000

-----------------------------------------------------------------------------------
Paper & Forest Products--0.2%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10              225,000        245,067
-----------------------------------------------------------------------------------
Ainsworth Lumber Co. Ltd., 13.875% Sr. Sec. Nts., 7/15/07   250,000        287,500
-----------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 5,6,8        750,000        123,750
                                                                      -------------
                                                                           656,317

-----------------------------------------------------------------------------------
Telecommunication Services--0.5%
-----------------------------------------------------------------------------------
Diversified Telecommunication Services--0.5%
360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08 5,6,8 [EUR]  600,000             70
-----------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09 5,8,12                     100,000         44,500
0%/9.875% Sr. Disc. Nts., 4/15/09 5,8,12 [GBP]              200,000        145,938
11.25% Sr. Nts., 11/1/08 5,8                                700,000        381,500
-----------------------------------------------------------------------------------
Telus Corp., 7.50% Nts., 6/1/07                             596,000        662,529
                                                                      -------------
                                                                         1,234,537

-----------------------------------------------------------------------------------
Utilities--0.0%
-----------------------------------------------------------------------------------
Electric Utilities--0.0%
AES Drax Holdings Ltd., 10.41% Sr. Sec.
Sub. Nts., Series B, 12/31/20 6,8                           100,000         79,000
                                                                      -------------
                                                                        11,455,514

-----------------------------------------------------------------------------------
Foreign Government Obligations--27.3%
-----------------------------------------------------------------------------------
Argentina--0.8%
Argentina (Republic of) Bonds:
1.162%, 8/3/12 11                                         3,340,000      1,890,383
1.278%, 5/3/05 5,8                                           42,000         38,220
2%, 9/30/08 6 [ARP]                                         495,000        136,173
Series PR12, 2%, 1/3/16 5,6,8 [ARP]                          11,273          2,782
-----------------------------------------------------------------------------------
Argentina (Republic of) Disc. Bonds, 2.345%, 3/31/23 8      185,000         92,500
-----------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 5.984%, 3/31/23 8        235,000        115,150
-----------------------------------------------------------------------------------
Argentina (Republic of) Treasury Bills,
14.75%, 10/8/04 4 [ARP]                                      14,000          4,407
22 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Argentina Continued
Buenos Aires (Province of) Bonds,
Bonos de Consolidacion de Deudas,
Series PBA1, 3.257%, 4/1/07 6,8 [ARP]                        71,628   $     25,719
-----------------------------------------------------------------------------------
JPMorgan Chase Bank, Argentina (Republic of)
Treasury Bills,
8.84%, 2/20/04 6 [ARP]                                       25,000          8,306
                                                                      -------------
                                                                         2,313,640

-----------------------------------------------------------------------------------
Austria--0.7%
Austria (Republic of) Nts.:
5.50%, 10/20/07 [EUR]                                       810,000      1,012,873
Series 98-3, 3.90%, 10/20/05 [EUR]                          255,000        303,133
-----------------------------------------------------------------------------------
Austria (Republic of) Sr. Unsec. Unsub.
Nts., Series 1, 5%, 7/15/12 [EUR]                           377,000        461,644
                                                                      -------------
                                                                         1,777,650

-----------------------------------------------------------------------------------
Belgium--1.4%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                           360,000        441,601
Series 19, 6.50%, 3/31/05 [EUR]                             730,000        894,960
Series 26, 6.25%, 3/28/07 [EUR]                           1,465,000      1,863,491
Series 28, 5.75%, 3/28/08 [EUR]                             550,000        695,704
                                                                      -------------
                                                                         3,895,756

-----------------------------------------------------------------------------------
Brazil--0.8%
Brazil (Federal Republic of) Bonds,
Series 15 yr., 2.063%, 4/15/09 11                             6,471          5,953
-----------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec.
Unsub. Bonds, Cl. B, 8.875%, 4/15/24                      2,481,000      2,115,053
                                                                      -------------
                                                                         2,121,006

-----------------------------------------------------------------------------------
Colombia--0.1%
Colombia (Republic of) Unsec. Unsub. Bonds,
8.375%, 2/15/27                                             315,000        277,200
-----------------------------------------------------------------------------------
Denmark--0.3%
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]              5,425,000        857,711
-----------------------------------------------------------------------------------
Dominican Republic--0.0%
Dominican Republic Unsec. Unsub. Bonds, 9.50%, 9/27/06      113,000         98,875
-----------------------------------------------------------------------------------
Ecuador--0.2%
Ecuador (Republic of) Unsec. Bonds, 7%, 8/15/30 11          785,000        511,035
-----------------------------------------------------------------------------------
Finland--0.0%
Finland (Republic of) Sr. Unsec. Unsub. Bonds,
2.75%, 7/4/06 [EUR]                                         115,000        132,748
-----------------------------------------------------------------------------------
France--0.9%
France (Government of) Obligations Assimilables du Tresor Bonds:
5%, 4/25/12 [EUR]                                           840,000      1,028,548
5.50%, 10/25/07 [EUR]                                       230,000        287,535
-----------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
3 yr., 3.50%, 1/12/05 [EUR]                                 945,000      1,112,608
5 yr., 4.75%, 7/12/07 [EUR]                                  50,000         60,930
                                                                      -------------
                                                                         2,489,621
23 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Germany--1.8%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                           950,000    $ 1,094,436
5.375%, 1/4/10 [EUR]                                        765,000        960,813
Series 01, 5%, 7/4/11 [EUR]                               1,600,000      1,964,532
Series 140, 4.50%, 8/17/07 [EUR]                            730,000        881,849
                                                                      -------------
                                                                         4,901,630

-----------------------------------------------------------------------------------
Great Britain--0.6%
United Kingdom Treasury Nts., 7.50%, 12/7/06 2 [GBP]        890,000      1,625,821
-----------------------------------------------------------------------------------
Greece--0.7%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                        930,000      1,076,617
5.35%, 5/18/11 [EUR]                                        725,000        905,244
                                                                      -------------
                                                                         1,981,861

-----------------------------------------------------------------------------------
Guatemala--0.2%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11                                             205,000        232,675
10.25%, 11/8/11 7                                           170,000        192,950
                                                                      -------------
                                                                           425,625

-----------------------------------------------------------------------------------
Italy--2.0%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
4%, 3/1/05 [EUR]                                            290,000        343,800
5%, 10/15/07 [EUR]                                        2,475,000      3,041,763
5.25%, 12/15/05 [EUR]                                       860,000      1,052,637
5.25%, 8/1/11 [EUR]                                         730,000        909,641
                                                                      -------------
                                                                         5,347,841

-----------------------------------------------------------------------------------
Ivory Coast--0.0%
Ivory Coast (Government of) Past Due Interest Bonds,
1.90%, 3/29/18 5,6,8 [FRF]                                3,857,000        123,038
-----------------------------------------------------------------------------------
Japan--7.5%
Japan (Government of) Bonds, 5 yr.,
Series 14, 0.40%, 6/20/06 [JPY]                       2,250,000,000     20,543,594
-----------------------------------------------------------------------------------
Mexico--1.3%
United Mexican States Bonds:
7.50%, 4/8/33                                               470,000        481,045
8.30%, 8/15/31                                              230,000        256,105
11.375%, 9/15/16                                             45,000         63,338
-----------------------------------------------------------------------------------
United Mexican States Global Bonds, 9.875%, 1/15/07       1,720,000      2,062,280
-----------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12                  270,000        302,400
-----------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts.,
Series 6 BR, 6.75%, 6/6/06 [JPY]                         40,000,000        415,227
                                                                      -------------
                                                                         3,580,395

-----------------------------------------------------------------------------------
New Zealand--0.3%
New Zealand (Government of) Bonds, 6.50%, 2/15/06 [NZD]   1,240,000        774,083
-----------------------------------------------------------------------------------
Nigeria--0.1%
Central Bank of Nigeria Gtd. Bonds,
Series WW, 6.25%, 11/15/20                                  140,000        122,500
-----------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts.,
Series RC, 5.092%, 1/5/10                                   157,604        128,393
                                                                      -------------
                                                                           250,893
24 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Philippines--0.5%
Philippines (Republic of) Bonds, 9.375%, 1/18/17         $  500,000    $   533,125
-----------------------------------------------------------------------------------
Philippines (Republic of) Nts., 9.875%, 3/16/10             130,000        144,300
-----------------------------------------------------------------------------------
Philippines (Republic of) Unsec. Bonds:
8.875%, 4/15/08                                             240,000        262,200
9.875%, 1/15/19                                             290,000        302,325
                                                                      -------------
                                                                         1,241,950

-----------------------------------------------------------------------------------
Poland--0.5%
Poland (Republic of) Bonds, Series 0K0805,
11.58%, 8/12/05 4 [PLZ]                                   6,250,000      1,391,718
-----------------------------------------------------------------------------------
Portugal--0.2%
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec.
Unsub. Bonds,
5.85%, 5/20/10 [EUR]                                        390,000        500,524
-----------------------------------------------------------------------------------
Russia--3.0%
Ministry Finance of Russia Debs.:
Series VI, 3%, 5/14/06                                       30,000         28,868
Series V, 3%, 5/14/08                                     1,760,000      1,546,600
-----------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts.:
8.75%, 7/24/05                                            3,185,000      3,479,613
10%, 6/26/07                                              2,520,000      2,979,900
-----------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 11                4,750          4,406
                                                                      -------------
                                                                         8,039,387

-----------------------------------------------------------------------------------
South Africa--0.3%
South Africa (Republic of) Unsec. Nts., 8.375%, 10/17/06    730,000        834,025
-----------------------------------------------------------------------------------
Spain--1.0%
Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado,
4.80%, 10/31/06 [EUR]                                       840,000      1,024,256
-----------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2%, 12/5/03 4 [EUR]    1,430,000      1,659,355
                                                                      -------------
                                                                         2,683,611

-----------------------------------------------------------------------------------
Sweden--0.9%
Sweden (Kingdom of) Debs., Series 1040,
6.50%, 5/5/08 [SEK]                                      16,690,000      2,328,536
-----------------------------------------------------------------------------------
The Netherlands--1.0%
The Netherlands (Government of) Bonds:
4%, 7/15/05 [EUR]                                           140,000        166,347
5%, 7/15/11 [EUR]                                           243,000        298,815
Series 1, 5.75%, 2/15/07 [EUR]                            1,705,000      2,134,681
                                                                      -------------
                                                                         2,599,843

-----------------------------------------------------------------------------------
Ukraine--0.2%
Ukraine (Government of) Bonds, 7.65%, 6/11/13               390,000        388,538
-----------------------------------------------------------------------------------
Ukraine (Government of) Sr. Unsec. Nts., 11%, 3/15/07       189,469        210,812
                                                                      -------------
                                                                           599,350
                                                                      -------------
                                                                        74,248,967
25 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Loan Participations--1.1%
Algeria (Republic of) Loan Participation Nts.,
2.063%, 3/4/10 6,11                                     $   310,917   $    301,201
-----------------------------------------------------------------------------------
Deutsche Bank AG:
OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05          960,000        963,456
Indonesian Rupiah Loan Participation Nts.,
2.636%, 5/21/04                                             835,000        780,725
Indonesian Rupiah Loan Participation Nts.,
2.636%, 3/25/05                                             965,000        863,675
                                                                      -------------
                                                                         2,909,057

                                                             Shares
-----------------------------------------------------------------------------------
Preferred Stocks--0.0%
Pacific & Atlantic Holdings, Inc.,
7.50% Cum. Cv., Series A 5,6,9                                8,417         16,834

                                                              Units
-----------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
Microcell Telecommunications, Inc., Cl. A Wts., Exp. 5/1/05 5   343            364
-----------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B Wts., Exp. 5/1/08 5   572            933
-----------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 5                                539          4,054
                                                                      -------------
                                                                             5,351

                                                           Principal
                                                              Amount
-----------------------------------------------------------------------------------
Structured Notes--4.5%
Citigroup Global Capital Markets Holdings, Inc.,
Brazilian Real Linked Nts., 23.18%, 5/20/04 4 [BRR]         290,307         92,046
-----------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.,
Argentine Peso Unsec. Linked Nts., 7/6/04                   110,000        112,684
-----------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Nassau Branch),
U.S. Dollar/Philippine Peso Linked Nts.,
12.50%, 3/5/12 11 [PHP]                                  32,130,000        566,101
-----------------------------------------------------------------------------------
Credit Suisse First Boston International, U.S. Dollar/
South African Rand Linked Nts.,
Series FBi 43, 1.065%, 5/23/22 11                           540,000        522,666
-----------------------------------------------------------------------------------
Deutsche Bank AG:
Basket of Emerging Market Currencies
Linked Nts., 0.85%, 1/20/04                               1,045,000      1,058,063
Basket of Emerging Market Currencies Linked
Nts., 0.85%, 3/24/04                                      1,140,000      1,149,006
Brazil (Federal Republic of) Credit Linked Bonds,
1.25%, 10/20/08 11                                          540,000        535,788
Brazil (Federal Republic of) Credit Linked Nts.,
1.185%, 10/20/08 11                                         590,000        584,159
Brazil (Federal Republic of) Credit Linked Nts.,
1.24%, 10/20/08 11                                          775,000        768,955
Indonesian Rupiah Linked Nts., 14%, 6/22/09                 549,138        618,769
Indonesian Rupiah Linked Nts., 14%, 6/22/09                 255,000        283,305
Indonesian Rupiah Linked Nts., 14%, 6/22/09                 276,733        294,832
Venezuela (Republic of) Credit Linked Bonds,
10.639%, 10/9/13 [EUR]                                      320,000        390,191
Venezuela (Republic of) Credit Linked Bonds,
11.056%, 10/8/13 [EUR]                                      675,000        842,597
Venezuela (Republic of) Credit Linked Certificate
of Deposit, 8.18%, 9/20/06 11                               815,000        826,573
Venezuela (Republic of) Credit Linked Nts.,
11.39%, 6/15/04 11                                          425,000        447,143
-----------------------------------------------------------------------------------
JPMorgan Chase Bank:
EMBI Plus Turkey (Republic of) Linked
Certificate of Deposit, 1.50%, 4/22/04                      607,000        603,381
Polish Zloty/Euro Linked Certificate
of Deposit, 0.91%, 4/7/04                                   210,000        204,030
Venezuela (Republic of) Credit Linked
Certificate of Deposit, 8.028%, 9/20/05 11                  565,000        573,362
Venezuela (Republic of) Credit Linked
Certificate of Deposit, 8.078%, 9/20/05 11                  565,000        573,871
Venezuela (Republic of) Credit Linked
Default Bonds, 8.178%, 9/20/05 11                           565,000        574,831
26 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Structured Notes Continued
Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
Series 2003-II, Cl. A, 7.14%, 6/15/06 6,11                $ 250,000   $    259,138
Series 2003-II, Cl. B, 6.14%, 6/15/06 6,11                  250,000        252,663
Series 2003-II, Cl. C, 6.89%, 6/15/06 6,11                  250,000        253,013
                                                                      -------------
                                                                        12,387,167
                                                                      -------------
Total International Sector (Cost $101,952,091)                         103,490,788

-----------------------------------------------------------------------------------
Asset-Backed Sector--26.6%
-----------------------------------------------------------------------------------
Asset-Backed Securities--7.7%
-----------------------------------------------------------------------------------
Auto Loan--4.2%
Bank One Auto Securitization Trust, Automobile Receivables,
Series 2003-1, Cl A2, 1.29%, 8/21/06                        360,000        359,086
-----------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2003-A,
Cl. A2, 1.45%, 11/25/05                                     700,000        700,691
-----------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile
Mtg.-Backed Nts.,
Series 2003-2, Cl. A2A, 1.20%, 5/16/05                      510,000        509,674
-----------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2003-A, Cl. A2, 1.26%, 1/16/06                       200,000        199,906
Series 2003-B, Cl. A2, 1.287%, 3/15/06                      240,000        239,817
-----------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-B, Cl. A2, 2.20%, 4/6/05                         68,493         68,650
Series 2003-A, Cl. A2, 1.52%, 12/8/05 6                     630,000        630,638
-----------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Installment Sales,
Series 2003-A, Cl. A2A, 1.62%, 8/15/05                      347,572        348,155
-----------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/16/07                       185,531        186,147
Series 2003-3, Cl. A1, 1.50%, 1/15/08                       597,973        598,573
-----------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust,
Automobile Receivables Obligations:
Series 2003-1, Cl. A2, 1.46%, 9/19/05                       476,856        477,340
Series 2003-3, Cl. A2, 1.52%, 4/21/06 6                     700,000        700,546
Series 2003-4, Cl. A2, 1.52%, 7/17/06                       550,000        549,828
-----------------------------------------------------------------------------------
Nissan Auto Lease Trust, Auto Lease Obligations,
Series 2003-A,
Cl. A2, 1.69%, 12/15/05                                     370,000        370,048
-----------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust,
Automobile Receivable Nts.:
Series 2003-A, Cl. A2, 1.45%, 5/16/05                       700,000        700,787
Series 2003-B, Cl. A2, 1.20%, 11/15/05                      750,000        749,392
-----------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust,
Automobile Mtg.-Backed Obligations:
Series 2003-A, Cl. A2, 1.28%, 8/15/05                       770,000        770,185
Series 2003-B, Cl. A2, 1.43%, 2/15/06 6                     460,000        459,792
Series 2002-B, Cl. A3, 3.76%, 6/15/06                       197,519        200,300
-----------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                      270,000        272,035
Series 2003-1, Cl. A2, 1.22%, 4/17/06                       450,000        449,634
-----------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust,
Automobile Loan Receivables:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                      960,000        958,399
Series 2003-2, Cl. A2, 1.55%, 6/20/06                       310,000        309,855
27 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Auto Loan Continued
Whole Auto Loan Trust, Automobile Loan Receivables,
Series 2003-1,
Cl. A2A, 1.40%, 4/15/06                                    $650,000   $    649,876
                                                                      -------------
                                                                        11,459,354

-----------------------------------------------------------------------------------
Credit Card--0.4%
Consumer Credit Reference Index Securities Program,
Credit Card
Asset-Backed Certificates, Series 2002-B,
Cl. FX, 10.421%, 3/22/07 6                                1,000,000      1,044,438
-----------------------------------------------------------------------------------
Equipment--0.1%
Caterpillar Financial Asset Trust,
Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2, 1.25%, 10/25/05        280,000        279,959
-----------------------------------------------------------------------------------
Home Equity Loan--2.2%
Centex Home Equity Co. LLC, Home Equity
Loan Asset-Backed Certificates:
Series 2003-A, Cl. AF1, 1.836%, 10/25/17                    125,144        125,250
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                      166,776        166,664
Series 2003-C, Cl. AF1, 2.14%, 7/25/18 6                    414,303        415,259
-----------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2003-3, Cl. 1A1, 1.20%, 8/25/17 11                   256,951        256,939
Series 2003-4, Cl. 1A1, 1.24%, 9/25/17 6,11                 523,031        523,075
-----------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc.,
Home Equity Collateralized Mtg. Obligations:
Series 2003-1, Cl. AF1, 1.94%, 1/25/33                      236,974        237,226
Series 2003-2, Cl. AF1, 1.22%, 5/25/33 11                   274,368        274,332
Series 2003-3, Cl. AF1, 1.24%, 8/25/33 6,11                 336,676        336,672
-----------------------------------------------------------------------------------
Conseco Finance Securitizations Corp.,
Home Equity Loan Pass-Through
Certificates, Series 2001-D, Cl. M2, 2.87%, 11/15/32 11   2,400,000      2,346,574
-----------------------------------------------------------------------------------
Principal Residential Mortgage Capital Resources Trust,
Real Estate Mtg.
Investment Conduit Participation Certificates,
Series 2000-1, Cl. B,
2.77%, 6/20/05 6,11                                       1,000,000        990,313
-----------------------------------------------------------------------------------
Residential Funding Mortgage Securities II, Inc.,
Home Equity Loan Pass-Through Certificates,
Series 2003-HS1, Cl. AI2, 1.22%, 1/25/33 11                 306,364        306,464
                                                                      -------------
                                                                         5,978,768

-----------------------------------------------------------------------------------
Manufactured Housing--0.8%
Lehman ABS Manufactured Housing Contract, Commercial Mtg.
Pass-Through Certificates, Series 2001-B,
Cl. A4, 5.27%, 9/15/18                                    1,972,922      2,054,118
                                                                      -------------
                                                                        20,816,637

-----------------------------------------------------------------------------------
Government Agency--15.8%
-----------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--15.7%
Federal Home Loan Mortgage Corp.:
5%, 11/1/33 13                                              902,000        887,906
7%, 9/1/33                                                  419,689        441,641
12%, 5/1/10-6/1/15                                          230,586        262,030
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2430, Cl. ND, 6.50%, 1/15/31                       4,971,003      5,088,036
Series 2500, Cl. FD, 1.62%, 3/15/32 11                      175,531        176,113
Series 2526, Cl. FE, 1.52%, 6/15/29 11                      219,360        218,958
Series 2551, Cl. FD, 1.52%, 1/15/33 11                      188,902        189,702
28 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed
Security, Series 208, Cl. IO, (34.843)%, 6/1/30 14      $   596,331    $    89,037
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Structured Pass-Through Securities,
Collateralized Mtg. Obligations:
Series H003, Cl. A2, 1.88%, 1/15/07                          55,544         55,569
Series H006, Cl. A1, 1.724%, 4/15/08                        154,041        153,863
Series T-42, Cl. A2, 5.50%, 2/25/42                          86,742         88,383
-----------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 11/1/33 13                                            1,084,000      1,069,433
5.50%, 11/14/33 13                                        4,136,000      4,174,775
6%, 11/25/33 13                                             783,000        804,043
6.50%, 1/1/29 1                                           2,413,905      2,511,744
6.50%, 11/25/33 13                                        8,244,000      8,566,027
7%, 9/1/29-11/1/33                                          659,440        695,087
7%, 11/25/33 13                                          15,230,000     16,039,094
7.50%, 6/1/10-9/1/29                                        417,732        445,785
8.50%, 7/1/32                                                79,820         85,926
11%, 7/1/16                                                  98,764        111,730
13%, 6/1/15                                                 219,078        254,356
-----------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 2002-77, Cl. WF, 1.52%, 12/18/32 11                   333,069        334,091
-----------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security, Trust 321, Cl. 2, (4.745)%, 3/1/32 14             259,115         43,169
                                                                      -------------
                                                                        42,786,498

-----------------------------------------------------------------------------------
GNMA/Guaranteed--0.1%
Government National Mortgage Assn.:
5.75%, 7/20/27                                               33,779         34,538
7%, 1/15/28-3/15/28                                         129,182        137,083
11%, 10/20/19                                                63,278         71,708
12%, 11/20/13-9/20/15                                        76,417         87,843
                                                                      -------------
                                                                           331,172
                                                                      -------------
                                                                        43,117,670

-----------------------------------------------------------------------------------
Private--3.1%
-----------------------------------------------------------------------------------
Commercial--2.8%
Asset Securitization Corp., Commercial Mtg.
Pass-Through Certificates:
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                  1,500,000      1,704,475
Series 1996-D2, Cl. A3, 7.522%, 2/14/29 11                3,000,000      3,138,581
-----------------------------------------------------------------------------------
Capital Lease Funding Securitization LP,
Interest-Only
Corporate-Backed Pass-Through Certificates,
Series 1997-CTL1,
10.938%, 6/22/24 7,14                                     9,252,017        342,869
-----------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Interest-Only
Stripped Mtg.-Backed Security, Series 1996-C1, Cl. X-2,
90.258%, 12/25/20 6,14                                    1,989,190            622
-----------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Mtg. Pass-Through
Certificates,
Series 1998-C1, Cl. F, 7.172%, 5/15/30 11   2,000,000     1,955,621
-----------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                                     380,000        436,985
                                                                      -------------
                                                                         7,579,153
29 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------

Other--0.0%
CIT Equipment Collateral, Equipment Receivable-Backed
Nts.,
Series 2003-EF1, Cl. A2, 1.49%, 12/20/05 6                 $170,000   $    169,788
-----------------------------------------------------------------------------------
Residential--0.3%
Lehman Structured Securities Corp., Collateralized Mtg.
Obligations,
Series 2001-GE4, Cl. A, 13.285%, 10/25/30 11                 25,042         25,238
-----------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 1996-B, Cl. 1, 7.48%, 4/25/26 6,11                   275,505        236,762
Washington Mutual Mortgage Securities Corp.,
Collateralized Mtg.
Obligations Pass-Through Certificates,
Series 2003-AR7, Cl. A1, 1.51%, 8/25/33 11                  487,792        487,112
                                                                      -------------
                                                                           749,112
                                                                      -------------
                                                                         8,498,053
                                                                      -------------
Total Asset-Backed Sector (Cost $71,635,912)                            72,432,360

-----------------------------------------------------------------------------------
Money Market Sector--4.0%
-----------------------------------------------------------------------------------
Joint Repurchase Agreements--3.3%
Undivided interest of 6% in joint repurchase agreement
(Principal Amount/ Market Value $150,354,000, with a
maturity value of $150,366,154) with Banc One Capital
Markets, Inc., 0.97%, dated 10/31/03, to be repurchased
at $9,028,730 on 11/3/03, collateralized by U.S. Treasury
Bonds, 6.25%--12%, 8/15/13--8/15/27, with a value of
$153,550,289                                              9,028,000      9,028,000
-----------------------------------------------------------------------------------
Short-Term Notes--0.7%
Victory Receivables Corp., 1.14%, 1/13/04                 2,000,000      1,995,200
                                                                      -------------
Total Money Market Sector (Cost $11,023,377)                            11,023,200

-----------------------------------------------------------------------------------
Total Investments, at Value (Cost $303,240,059)               111.9%   304,888,988
-----------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                         (11.9)   (32,541,155)
                                                          -------------------------
Net Assets                                                    100.0%  $272,347,833
                                                          =========================
30 | OPPENHEIMER MULTI-SECTOR INCOME TRUST Footnotes to Statement of Investments

Principal amount, strike and contracts are reported in U.S. Dollars, except for those denoted in the following currencies:

ARP Argentine Peso BRR Brazilian Real DKK Danish Krone EUR Euro FRF French Franc GBP British Pound Sterling HUF Hungary Forints JPY Japanese Yen NZD New Zealand Dollar PHP Philippines Peso PLZ Polish Zloty SEK Swedish Krona 1. Securities with an aggregate market value of $3,227,194 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements. 2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements. 3. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                              Contracts       Expiration    Exercise               Premium    Market Value
 Calls                  Subject to Call            Dates       Price              Received      See Note 1
----------------------------------------------------------------------------------------------------------

 Japanese Yen [JPY]           3,540,000EUR       4/28/04     132.000EUR/JPY 16    $ 49,333         $ 3,221
 Japanese Yen [JPY]           1,770,000EUR       2/25/04     141.000EUR/JPY 16      20,341          11,470
                                                                                  ------------------------
                                                                                    69,674          14,691
                                                                                  ------------------------
                              Contracts
 Puts                    Subject to Put
----------------------------------------------------------------------------------------------------------
 Japanese Yen [JPY]         391,000,000JPY        6/1/04     120.000JPY             72,987          14,897
                                                                                  ------------------------
                                                                                  $142,661         $29,588
                                                                                  ========================
4. Zero coupon bond reflects effective yield on the date of purchase. 5. Non-income producing security. 6. Identifies issues considered to be illiquid or restricted. See Note 11 of Notes to Financial Statements. 7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,885,130 or 5.10% of the Fund's net assets as of October 31, 2003. 8. Issuer is in default. See Note 1 of Notes to Financial Statements. 9. Interest or dividend is paid-in-kind. 10. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal. 11. Represents the current interest rate for a variable or increasing rate security. 12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date. 13. When-issued security to be delivered and settled after October 31, 2003. See Note 1 of Notes to Financial Statements. 14. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $475,697 or 0.17% of the Fund's net assets as of October 31, 2003. 15. Received as a result of issuer reorganization. Currently has minimal market value. 16. Represents cross currency strike price. See accompanying Notes to Financial Statements. 31 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENT OF ASSETS AND LIABILITIES October 31, 2003 --------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------

Investments, at value (including securities loaned of
approximately $22,413,000) (cost $303,240,059)--
see accompanying statement                                            $304,888,988
-----------------------------------------------------------------------------------
Cash                                                                        41,786
-----------------------------------------------------------------------------------
Cash--foreign currencies (cost $2,729)                                       2,741
-----------------------------------------------------------------------------------
Collateral for securities loaned                                        22,768,407
-----------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                    1,720,046
-----------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                               4,003,635
Investments sold                                                         3,854,910
Swap contract                                                              100,438
Futures margins                                                             48,524
Other                                                                       17,878
                                                                      -------------
Total assets                                                           337,447,353

-----------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------
Return of collateral for securities loaned                              22,768,407
-----------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                      477,213
-----------------------------------------------------------------------------------
Options written, at value (premiums received $142,661)
--see accompanying statement                                                29,588
-----------------------------------------------------------------------------------
Swaptions written, at value (premiums received $19,758)
--see accompanying statement                                                 5,106
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $31,601,499 purchased
on a when-issued basis)                                                 41,273,326
Closed foreign currency contracts                                          364,953
Trustees' compensation                                                      52,583
Shareholder reports                                                         46,030
Management and administrative fees                                          26,404
Transfer and shareholder servicing agent fees                               10,560
Other                                                                       45,350
                                                                      -------------
Total liabilities                                                       65,099,520

-----------------------------------------------------------------------------------
Net Assets                                                            $272,347,833
                                                                      =============

-----------------------------------------------------------------------------------
Composition of Net Assets
-----------------------------------------------------------------------------------
Par value of shares of beneficial interest                            $    292,299
-----------------------------------------------------------------------------------
Additional paid-in capital                                             299,460,018
-----------------------------------------------------------------------------------
Undistributed net investment income                                      6,727,359
-----------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                          (37,340,613)
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies              3,208,770
                                                                      -------------
Net Assets--applicable to 29,229,920 shares of beneficial
interest outstanding                                                  $272,347,833
                                                                      =============

-----------------------------------------------------------------------------------
Net Asset Value Per Share                                                    $9.32
See accompanying Notes to Financial Statements.

        32 | OPPENHEIMER MULTI-SECTOR INCOME TRUST &lt;PAGE&gt; STATEMENT OF OPERATIONS For the Year Ended October 31, 2003 --------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------

Interest                                                               $19,932,294
-----------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $3,066)                     155,031
-----------------------------------------------------------------------------------
Securities lending fees                                                      7,808
                                                                       ------------
Total investment income                                                 20,095,133

-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Management fees                                                          1,672,345
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                 32,554
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                               21,060
-----------------------------------------------------------------------------------
Trustees' compensation                                                       6,070
-----------------------------------------------------------------------------------
Other                                                                       44,962
                                                                       ------------
Total expenses                                                           1,776,991
Less reduction to custodian expenses                                        (2,856)
                                                                       ------------
Net expenses                                                             1,774,135

-----------------------------------------------------------------------------------
Net Investment Income                                                   18,320,998

-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                   (2,996,464)
Closing of futures contracts                                            (1,150,311)
Closing and expiration of option contracts written                          51,583
Foreign currency transactions                                            3,096,679
                                                                       ------------
Net realized loss                                                         (998,513)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                             27,025,086
Translation of assets and liabilities denominated in foreign currencies  3,400,488
Futures contracts                                                         (139,962)
                                                                       ------------
Net change in unrealized appreciation                                   30,285,612

-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                   $47,608,097
                                                                       ============
See accompanying Notes to Financial Statements. 33 | OPPENHEIMER MULTI-SECTOR INCOME TRUST STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------------------------------------------

Year Ended October 31,                                          2003          2002
-----------------------------------------------------------------------------------
Operations
-----------------------------------------------------------------------------------

Net investment income                                   $ 18,320,998  $ 19,044,945
-----------------------------------------------------------------------------------
Net realized loss                                           (998,513)   (5,222,651)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)      30,285,612      (105,724)
                                                        ---------------------------
Net increase in net assets resulting from operations      47,608,097    13,716,570

-----------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
-----------------------------------------------------------------------------------
Dividends from net investment income                     (14,030,362)  (19,468,363)

-----------------------------------------------------------------------------------
Beneficial Interest Transactions
-----------------------------------------------------------------------------------
Proceeds from shares issued to shareholders in
reinvestment of dividends                                         --       355,582

-----------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------
Total increase (decrease)                                 33,577,735    (5,396,211)
-----------------------------------------------------------------------------------
Beginning of period                                      238,770,098   244,166,309
                                                        ---------------------------
End of period [including undistributed net investment
income of $6,727,359 and $4,960, respectively]          $272,347,833  $238,770,098
                                                        ===========================
See accompanying Notes to Financial Statements. 34 | OPPENHEIMER MULTI-SECTOR INCOME TRUST FINANCIAL HIGHLIGHTS --------------------------------------------------------------------------------

Year Ended October 31,                        2003      2002      2001      2000      1999
--------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------

Net asset value, beginning of period         $8.17     $8.37     $8.85     $9.45     $9.82
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                          .63       .65       .78       .86       .87
Net realized and unrealized gain (loss)       1.00      (.18)     (.44)     (.62)     (.43)
                                             -----------------------------------------------
Total from investment operations              1.63       .47       .34       .24       .44
--------------------------------------------------------------------------------------------
Dividend and/or distributions to shareholders:
Dividends from net investment income          (.48)     (.67)     (.79)     (.68)     (.81)
Tax return of capital distribution              --        --      (.03)     (.16)       --
                                             -----------------------------------------------
Total dividends and/or distributions
to shareholders                               (.48)     (.67)     (.82)     (.84)     (.81)
--------------------------------------------------------------------------------------------
Net asset value, end of period               $9.32     $8.17     $8.37     $8.85     $9.45
                                             ===============================================

Market value, end of period                  $8.34     $7.36     $8.08     $7.88     $8.06
                                             ===============================================

--------------------------------------------------------------------------------------------
Total Return, at Market Value 1              20.44%    (1.35)%   12.79%     6.93%    (6.64)%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $272,348  $238,770  $244,166  $257,629  $275,181
--------------------------------------------------------------------------------------------
Average net assets (in thousands)         $256,904  $243,498  $251,362  $269,849  $285,213
--------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                         7.13%     7.82%     8.99%     9.27%     8.86%
Total expenses                                0.69% 3   0.82% 3   0.75% 3   0.84% 3   1.03% 3
--------------------------------------------------------------------------------------------
Portfolio turnover rate                         93%       70%      133%      104%      159%

1. Assumes a purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian fees less than 0.01%.
See accompanying Notes to Financial Statements. 35 | OPPENHEIMER MULTI-SECTOR INCOME TRUST NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. Significant Accounting Policies

Oppenheimer Multi-Sector Income Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund’s investment objective is to seek high current income consistent with preservation of capital. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

        The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in “index-linked” notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, increasing the volatility of each note’s market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of October 31, 2003, the market value of these securities comprised 4.6% of the Fund’s net assets and resulted in unrealized gains of $141,885. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------

Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on

36 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of October 31, 2003, the Fund had entered into when-issued purchase commitments of $31,601,499.

        In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments.

        Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------

Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2003, securities with an aggregate market value of $4,629,143, representing 1.70% of the Fund’s net assets, were in default.

-------------------------------------------------------------------------------- Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

--------------------------------------------------------------------------------

Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

37 | OPPENHEIMER MULTI-SECTOR INCOME TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. Significant Accounting Policies Continued Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized Appreciation Undistributed Undistributed Accumulated Based on Cost of Net Investment Long-Term Loss Securities for Federal Income Gain Carryforward1,2,3 Income Tax Purposes -------------------------------------------------------------------------- $8,435,095 $-- $36,799,271 $1,522,614 1. As of October 31, 2003, the Fund had $36,758,159 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2003, details of the capital loss carryforwards were as follows: Expiring

2006 $ 1,509,541 2007 11,561,894 2008 5,440,197 2009 4,239,210 2010 9,434,931 2011 4,572,386

Total $36,758,159 =========== 2. During the fiscal years ended October 31, 2003 and October 31, 2002, the Fund did not utilize any capital loss carryforwards. During the fiscal year ended October 31, 2003, $7,982,990 of unused capital loss carryforwards expired. 3. The Fund had $41,112 of straddle losses which were deferred.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

To From Net Ordinary Capital Tax Return Investment Income Loss of Capital Loss ------------------------------------------------------ $2,431,763 $5,551,138 $-- $--

        38 | OPPENHEIMER MULTI-SECTOR INCOME TRUST &lt;PAGE&gt; The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 was as follows:

Year Ended Year Ended October 31, 2003 October 31, 2002 ------------------------------------------------------ Distributions paid from: Ordinary income $14,030,362 $19,468,363

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities and other investments $436,740,013 ============ Gross unrealized appreciation $ 15,588,212 Gross unrealized depreciation (14,065,598) ------------ Net unrealized appreciation $ 1,522,614 ============ --------------------------------------------------------------------------------

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2003, the Fund’s projected benefit obligations were decreased by $2,998 and payments of $12,682 were made to retired trustees, resulting in an accumulated liability of $51,545 as of October 31, 2003.

        The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

39 | OPPENHEIMER MULTI-SECTOR INCOME TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. Significant Accounting Policies Continued Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund. -------------------------------------------------------------------------------- Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. -------------------------------------------------------------------------------- 2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

Year Ended October 31, 2003 Year Ended October 31, 2002 Shares Amount Shares Amount -------------------------------------------------------------------------------- Net increase from dividends reinvested -- $-- 42,436 $355,582 -------------------------------------------------------------------------------- 3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were $299,583,921 and $289,568,456, respectively.

-------------------------------------------------------------------------------- 4. Fees and Other Transactions with Affiliates Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.65% on the Fund's average annual net assets. -------------------------------------------------------------------------------- Transfer Agent Fees. Shareholder Financial Services, Inc. (SFSI), a wholly-owned subsidiary of the Manager, is the transfer agent and registrar for the Fund. Fees paid to SFSI are based on the number of accounts, plus out-of-pocket costs and expenses. -------------------------------------------------------------------------------- 5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

40 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

        The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

        The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of October 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                             Contract      Valuation
                             Expiration        Amount          as of    Unrealized    Unrealized
Contract Description              Dates        (000s)  Oct. 31, 2003  Appreciation  Depreciation
------------------------------------------------------------------------------------------------

Contracts to Purchase
Argentine Peso [ARP}           5/28/04-
                                 6/8/04      1,570ARP    $   524,925    $   34,059      $     --
Australian Dollar [AUD]       11/17/03-
                                12/1/03     11,495AUD      8,140,648       144,885            --
British Pound Sterling [GBP]  11/20/03-
                                12/1/03        945GBP      1,600,787        67,192            --
Chilean Peso [CLP]             11/25/03    540,014CLP        863,055        91,772            --
Columbian Peso [COP]             1/7/04  1,544,305COP        528,367           399            --
Euro [EUR]                    11/20/03-
                                 3/8/04     11,255EUR     13,064,480       418,197        63,411
Japanese Yen [JPY]            12/15/03-
                                3/17/04  2,706,200JPY     24,699,265       878,803         4,152
Mexican Nuevo Peso [MXN]      12/15/03-
                                 1/7/04     19,357MXN      1,737,218        26,617            --
New Zealand Dollar [NZD]        12/1/03      1,140NZD        698,053         2,653            --
                                                                      --------------------------
                                                                         1,664,577        67,563
                                                                      --------------------------
Contracts to Sell
Brazilian Real [BRR]           12/17/03        205BRR         70,019           598            --
British Pound Sterling [GBP]     3/9/04        590GBP        991,057            --        66,822
Euro [EUR]                     12/2/03-
                                4/27/04     16,310EUR     18,897,450        30,111       276,807
Indonesia Rupiah [IDR]         11/12/03  5,339,800IDR        628,473            --        18,892
Japanese Yen [JPY]            11/10/03-
                                4/27/04    400,000JPY      3,644,285        16,440        47,129
Swiss Franc [CHF]               12/1/03        845CHF        633,289         8,320            --
                                                                      --------------------------
                                                                            55,469       409,650
                                                                      --------------------------
Total unrealized appreciation and depreciation                          $1,720,046      $477,213
                                                                      ==========================
-------------------------------------------------------------------------------- 6. Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices “financial futures” or debt securities “interest rate

41 | OPPENHEIMER MULTI-SECTOR INCOME TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 6. Futures Contracts Continued

futures” in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

        The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

        Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

        Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

        Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of October 31, 2003, the Fund had outstanding futures contracts as follows:

                                                                                 Unrealized
                                  Expiration     Number of  Valuation as of    Appreciation
Contract Description                   Dates     Contracts    Oct. 31, 2003  (Depreciation)
-------------------------------------------------------------------------------------------

Contracts to Purchase
DAX Index                           12/19/03             4      $   425,359      $   7,737
NASDAQ 100 Index                    12/18/03            10        1,418,000         75,628
United Kingdom Long Gilt            12/29/03             2          388,805         (1,573)
U.S. Long Bonds                     12/19/03            94       10,219,563         83,679
U.S. Treasury Nts., 10 yr.          12/19/03            22        2,470,531            902
                                                                                 ----------
                                                                                   166,373
                                                                                 ----------
Contracts to Sell
Euro-Bundesobligation                12/8/03            10        1,310,719           (544)
FTSE 100 Index                      12/19/03             1           72,918         (1,018)
Japan (Government of) Bonds, 10 yr. 12/11/03             2        2,491,654            489
Standard & Poor's 500 Index         12/18/03             5        1,311,875        (40,313)
Standard & Poor's 500 E-Mini        12/19/03             8          419,800        (16,001)
U.S. Treasury Nts., 2 yr.           12/29/03           143       30,669,031         33,433
U.S. Treasury Nts., 5 yr.           12/19/03            56        6,261,500       (116,085)
                                                                                 ----------
                                                                                  (140,039)
                                                                                 ----------
                                                                                 $  26,334
                                                                                 ==========
42 | OPPENHEIMER MULTI-SECTOR INCOME TRUST -------------------------------------------------------------------------------- 7. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

        The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

        Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

        Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities.

Realized gains and losses are reported in the Statement of Operations. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended October 31, 2003 was as follows:

                                           Call Options                      Put Options
                        ------------------------------- ---------------------------------
                        Principal (000s)/               Principal (000s)/
                                Number of     Amount of         Number of      Amount of
                                Contracts      Premiums         Contracts       Premiums
-----------------------------------------------------------------------------------------

Options outstanding as of
October 31, 2002                       --    $       --                --       $     --
Options written             1,302,378,700       273,430       393,101,010        153,505
Options closed or expired      (1,726,955)      (27,250)       (2,101,010)       (80,518)
Options exercised          (1,295,341,745)     (176,506)               --             --
                           --------------------------------------------------------------
Options outstanding as of
October 31, 2003                5,310,000    $   69,674       391,000,000       $ 72,987
                           ==============================================================
43 | OPPENHEIMER MULTI-SECTOR INCOME TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- 8. Interest Rate Swap Contracts

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement.

        Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of October 31, 2003, the Fund had entered into the following interest rate swap agreements:

                                  Fixed Rate   Floating Rate
                                     Paid by     Received by                                 Unrealized
Swap              Notional       the Fund at     the Fund at      Floating  Termination    Appreciation
Counterparty     Principal     Oct. 31, 2003   Oct. 31, 2003    Rate Index         Date  (Depreciation)
-------------------------------------------------------------------------------------------------------

Deutsche Bank                                                  Three-Month
AG            $  1,820,000            3.1025%           1.14%   LIBOR flat       3/4/08        $ 25,804
JPMorgan                                                       Three-Month
Chase Bank       4,300,000             3.052         1.14219    LIBOR flat      3/10/08         109,382
JPMorgan                                                         Six-Month
Chase Bank         360,000EUR           3.14           2.081    LIBOR flat      7/14/08          10,456
JPMorgan                                                         Six-Month
Chase Bank     100,600,000HUF           9.13            7.00    LIBOR flat      7/14/08         (16,889)
                                                                                               ---------
                                                                                               $128,753
                                                                                               =========
-------------------------------------------------------------------------------- 9. Credit Swap Contracts

The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.

        44 | OPPENHEIMER MULTI-SECTOR INCOME TRUST &lt;PAGE&gt; During the year ended October 31, 2003, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                                  Unrealized
                                  Expiration      Notional   Valuation as of    Appreciation
Contract Description                   Dates        Amount     Oct. 31, 2003  (Depreciation)
--------------------------------------------------------------------------------------------

Deutsche Bank AG, Colombia
Credit Nts.                          9/20/13      $150,000         $   1,281       $   1,281
Deutsche Bank AG, Colombia
Credit Nts.                          9/20/13       150,000             3,202           3,202
Deutsche Bank AG, Mexico
Credit Bonds                         9/20/13       630,000            (5,044)         (5,044)
Deutsche Bank AG, Philippines
(Republic of) 5 yr. Credit Nts.      7/25/08       630,000            (3,775)         (3,775)
Deutsche Bank AG, Philippines
(Republic of) 10 yr. Credit Bonds    7/25/13       630,000             2,049           2,049
Deutsche Bank AG, Philippines
(Republic of) Credit Nts.           12/20/08       160,000             1,052           1,052
Deutsche Bank AG, Russia
Federation Credit Bonds              9/20/13       790,000            (6,822)         (6,822)
Deutsche Bank AG, Russia
Federation Credit Bonds              9/10/13       605,000            (3,050)         (3,050)
Deutsche Bank AG, Russia
Federation Credit Bonds             10/30/13     1,280,000            (6,737)         (6,737)
Deutsche Bank AG, Turkey
(Republic of) Credit Bonds          10/10/13       320,000           (12,035)        (12,035)
JPMorgan Chase Bank, Jordan
(Kingdom of) Credit Nts.              6/6/06       175,000               905             905
JPMorgan Chase Bank, Russian
Federation Credit Bonds              10/9/13       330,000            13,072          13,072
JPMorgan Chase Bank, TRAC-X
Emerging Markets Default Bonds 1    12/20/08       255,000           (12,413)        (12,413)
                                                                                    ---------
                                                                                    $(28,315)
                                                                                    =========
1. Comprised of emerging markets credit swaps of which the underlying is comprised of a pool of emerging market entities and associated benchmark obligations. The Fund received a premium and is obligated to pay a rate that resets every six months primarily based upon default by an emerging market entity within the pool. -------------------------------------------------------------------------------- 10. Swaption Transactions

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the “premium”) of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

As of October 31, 2003, the Fund had entered into the following swaption contracts:

Notional Expiration Exercise Premium Market Value Swaptions Amount Date Price Received See Note 1 -------------------------------------------------------------------------------- Deutsche Swaption $2,220,000 5/17/04 2.825% $19,758 $5,106 45 | OPPENHEIMER MULTI-SECTOR INCOME TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 11. Illiquid Securities

As of October 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of October 31, 2003 was $15,250,041, which represents 5.60% of the Fund’s net assets.

-------------------------------------------------------------------------------- 12. Securities Lending

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral in invested in cash equivalents. As of October 31, 2003, the Fund had on loan securities valued at $22,413,399. Cash of $22,768,407 was received as collateral for the loans, and has been invested in approved instruments.

-------------------------------------------------------------------------------- 13. Borrowing and Lending Arrangements

The Fund entered into an “interfund borrowing and lending arrangement” with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund’s Board of Trustees, based upon a recommendation by the Manager. The Fund’s borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day’s notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

        The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.

46 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                     A-5
                                  Appendix A

                             RATINGS DEFINITIONS
                             -------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM (TAXABLE) BOND RATINGS

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

SHORT-TERM RATINGS - TAXABLE DEBT

These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest rated bonds only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more vulnerable to nonpayment than bonds rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: Bonds rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term bond rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term bond rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term bond rated "A-3" exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term bond rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term bond rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term bond rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch, Inc.

INTERNATIONAL LONG-TERM CREDIT RATINGS

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     C-3

                                     C-1

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

      1.    Financial Statements at fiscal year-end October 31, 2003

            (a)   Statement of Investments - (See Part B, Statement of
Additional Information): Filed herewith.

            (b)   Statement of Assets and Liabilities - (See Part B,
Statement of Additional Information): Filed herewith.

            (c)   Statement of Operations - (See Part B, Statement of
Additional Information): Filed herewith.

            (d)   Statements of Changes in Net Assets - (See Part B,
Statement of Additional Information): Filed herewith.

            (e)   Financial Highlights - (See Part B, Statement of Additional
Information): Filed herewith.

            (f)   Notes to Financial Statements - (See Part B, Statement of
Additional Information): Filed herewith.

      2.    Exhibits:

            (a)   (1)     Declaration of Trust of Registrant: Filed with
Registrant's Registration Statement, 2/2/88, refiled with Registrant's
Amendment No. 8, 2/27/95, and incorporated herein by reference.

                  (2)     Amendment No. 1 dated as of March 10, 1988 to
Declaration of Trust of Registrant: Filed with Amendment No. 2 to
Registrant's Registration Statement, 3/24/88, refiled with Registrant's
Amendment No. 8, 2/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                  (3)     Amendment No. 2 dated November 6, 1989 to
Declaration of Trust of Registrant:  Filed with Registrant's Post-Effective
Amendment No. 8, 2/27/95, and incorporated herein by reference.

                  (4)     Amendment No. 3 dated as of July 16, 2002 to
Declaration of Trust of Registrant: Filed with Registrant's Post-Effective
Amendment No. 18, 2/28/03, and incorporated herein by reference.

            (b)   By-Laws of Registrant (amended by-laws): Filed with
Registrant's Post-Effective Amendment No. 17, 2/28/02, and incorporated herein by reference.

            (c)   Inapplicable

            (d)   Specimen certificate for shares of Beneficial Interest,
$.01 par value: Filed with Registrant's Post-Effective Amendment No. 17,
2/28/02, and incorporated herein by reference.

            (e)   Inapplicable

            (f)   Inapplicable

            (g)   (1)   Investment Advisory Agreement with Oppenheimer
Management Corporation dated 10/22/90 - Filed with Amendment No. 5 to
Registrant's Registration Statement dated 2/27/91, refiled with Amendment No.
8 to Registrant's Registration Statement, and incorporated herein by reference.

            (h)   Form of Underwriting Agreement: Filed with Amendment No. 2 to Registrant's Registration Statement, 3/24/88, refiled with Registrant's
Post-Effective Amendment No. 8, 2/27/95, pursuant to Item 102 of Regulation
S-T, and incorporated herein by reference.

            (i)   (1)   Amended and Reinstated Retirement Plan for
Non-Interested Trustees or Directors dated 8/9/01: Previously filed with
Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer
Gold & Special Minerals Fund (Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

                  (2)   Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Filed with Post-Effective Amendment No.  33, of the
Registration Statement for Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), 10/28/98, and incorporated herein by reference.

            (j)   (i)   Global Custody Agreement dated August 16, 2002
between Registrant and JP Morgan Chase Bank: Previously filed with
Post-Effective Amendment No. 9 to the Registration Statement of Oppenheimer
International Bond Fund (Reg. No. 33-58383), 11/21/02, and incorporated herein by reference.

                  (ii)  Amendment dated October 2, 2003 to the Global Custody
Agreement dated August 16, 2002: Previously filed with Pre-Effective
Amendment No. 1 to the Registration Statement of Oppenheimer Principal
Protected Trust II (Reg. 333-108093), 11/6/03, and incorporated herein by reference.

            (k)   Accounting Service Agreement previously filed with
Registrant's Amendment No. 9 under the Investment Company Act of 1940,
2/29/96, and incorporated herein by reference.

            (l)   Inapplicable

            (m)   Inapplicable

            (n)   Inapplicable

            (o)   Inapplicable

            (p)   Inapplicable

            (q)   Inapplicable

Item 25.    Marketing Arrangements.

            Inapplicable.

Item 26.    Other Expenses of Issuance and Distribution.

            Inapplicable.

Item 27.    Persons Controlled by or under Common Control.

            None.

Item 28.    Number of Holders of Securities.

(1)                                       (2)
                                          Number of Record Holders
Title of Class                            at February 25, 2004
--------------                            ------------------------

Shares of Beneficial Interest,
$.01 par value                            2,322

Item 29.    Indemnification.

      Insofar as indemnification for liabilities arising under the Securities
Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the
Registrant by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

      The Registrant hereby undertakes that it will apply the indemnification provision of its By-laws in a manner consistent with Release 11330 of the
Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation therein of Sections 17(h) and 17(i) of the
Investment Company Act remains in effect.

      Registrant, in conjunction with the Registrant's Trustees, and other registered management investment companies managed by the Manager, generally maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant.  However, in no event will Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 30.   Business and Other Connections of Investment Manager

(a)   OppenheimerFunds, Inc. is the investment advisor of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 29(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Vice President of OppenheimerFunds Distributor,
Vice President                 Inc. and Centennial Asset Management
                               Corporation; Senior Vice President of
                               Shareholders Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary of OppenheimerFunds Distributor, Inc.,
Vice President & Secretary     Centennial Asset Management Corporation,
                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Institutional Asset Management, Inc.
                               and OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Barela,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Behal                   Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                Assistant Vice President of OFI Institutional
Assistant Vice President       Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer of OppenheimerFunds, Inc. and
Vice President                 Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             A senior economist with the Federal Reserve
Vice President                 Board (June 1992-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bonomo,                 None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Bosco,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce Burroughs,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald G. Chibnik,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Vice President of Centennial Asset Management
Vice President                 Corporation, Shareholder Financial Services,
                               Inc. and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  None.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior Vice President of OFI Private
Vice President                 Investments, Inc.; Vice President of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Chairman: Rochester Division   Inc.; Director of ICI Mutual Insurance Company;
                               Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice President of OFI Institutional Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Frank,                 None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sharon M. Giordano-Auleta,     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ping Han,                      None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Henry,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Heron,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice President and Assistant Secretary of
Vice  President  and Assistant OppenheimerFunds Distributor, Inc. and
Secretary                      Shareholder Services, Inc.; Assistant Secretary
                               of Centennial Asset Management Corporation,
                               OppenheimerFunds Legacy Program and Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior Vice President of HarbourView Asset
Vice President                 Management Corporation and OFI Institutional
                               Asset Management, Inc.; Director of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dina C. Lee,                   Assistant Secretary of OppenheimerFunds Legacy
Assistant   Vice  President  & Program.
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    Formerly an Assistant Vice President with
Assistant Vice President       Standish Mellon Asset Management (October
                               2001-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Mattisinko,              Formerly an Associate at Sidley Austin Brown and
Vice President                 Wood LLP (1995 - October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management, Inc.;
                               President, Chairman and Director of Trinity
                               Investment Management Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director of Trinity Investments Management
                               Corporation; President and Management Director
                               of Oppenheimer Acquisition Corp.; President and
                               Director of Oppenheimer Partnership Holdings,
                               Inc., Oppenheimer Real Asset Management, Inc.;
                               Chairman and Director of Shareholder Financial
                               Services, Inc. and Shareholder Services, Inc.;
                               Executive Vice President of MassMutual Life
                               Insurance Company; director of DLB Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Murray,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annabel Neilon,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Niederbrach,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John O'Hare,                   Formerly Executive Vice President and Portfolio
Vice President                 Manager (June 2000 - August 2003) and Portfolio
                               Manager and Senior Vice President (August 1997 -
                               June 2000) at Geneva Capital Management, Ltd.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank J. Pavlak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Pergament,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Pisarra,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rob Robis,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo,                Vice Chairman, Treasurer, Chief Financial
Executive   Vice    President, Officer and Management Director of Oppenheimer
Chief  Financial  Officer  and Acquisition Corp.; President and Director of
Director                       Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director of Trinity
                               Investment Management Corporation; Chairman of
                               the Board, Chief Executive Officer, President
                               and Director of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior Vice President of OFI Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven J. Sheerin,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tane Tyler,                    Formerly Vice President and Assistant General
Vice  President  and Associate Counsel at INVESCO Funds Group, Inc. (September
Counsel                        1991 - December 2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,                  None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.; member of the American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Winston,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc. and OppenheimerFunds Legacy
                               Program; Treasurer and Chief Financial Officer
                               of OFI Trust Company; Assistant Treasurer of
                               Oppenheimer Acquisition Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Large-Cap  Core  Fund  (a  series  of  Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer  International  Value Fund (a series of Oppenheimer  International
Value Trust)
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi Cap Value Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer  Principal  Protected  Main Street  Fund (a series of  Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Core Diversified Hedge Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Market Neutral Hedge Fund
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is Two
World Financial  Center,  225 Liberty Street,  11th Floor,  New York, New York
10281-1008.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 31.  Location of Accounts and Records.

All accounts, books and other documents, required to be maintained by the
Registrant under Section 31(a) of the Investment Company Act of 1940 and the
Rule thereunder are maintained by OppenheimerFunds, Inc. at its offices at
6803 South Tucson Way, Centennial, Colorado 80112.

Item 32.  Management Services.

The Registrant is not a party to any management-related service contract not discussed in Part A of this Registration Statement.

Item 33.  Undertakings.

1.  The Registrant undertakes to suspend the offering of the shares covered hereby until it amends its prospectus if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of this Registration Statement, or (2) its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.  Inapplicable

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of February, 2004.

                                          Oppenheimer    Multi-Sector   Income
Trust

                                          By: /s/ John V. Murphy*

                                          John V. Murphy, President,
                                          Principal    Executive   Officer   &
Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                   Date
----------                          -----                   ----

/s/ Clayton K. Yeutter*      Chairman of the
---------------------------  Board of Trustees           February 27, 2004
Clayton K.Yeutter

/s/ Donald W. Spiro*         Vice Chairman of the        February 27, 2004
-------------------------    Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*          President, Principal
--------------------------   Executive Officer           February 27, 2004
John V. Murphy               & Trustee

/s/ Brian W. Wixted*         Treasurer, Principal        February 27, 2004
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Trustee                     February 27, 2004
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Trustee                     February 27, 2004
---------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*          Trustee                     February 27, 2004
------------------------
Joel W. Motley

/s/ Kenneth A. Randall*      Trustee                     February 27, 2004
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*         Trustee                     February 27, 2004
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                            Trustee  February
27, 2004
---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                     OPPENHEIMER MULTI-SECTOR INCOME TRUST
                           Registration No. 811-5473

                               Index to Exhibits

Exhibit No.       Description
-----------       -----------

24(1)             Financial  Statements and Independent  Auditors'  Report and
Consent

680N2-04.doc